SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 16                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 16                                                 [X]

                        (Check appropriate box or boxes.)


                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 30, 1999

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 30, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               AMERICAN CENTURY

                               Prospectus

                                                           Large Cap Value Fund
                                                                     Value Fund
                                                           Small Cap Value Fund
                                                             Equity Income Fund

                      JULY 30, 1999
                      INVESTOR CLASS

        THE SECURITIES AND EXCHANGE
     COMMISSION HAS NOT APPROVED OR
    DISAPPROVED THESE SECURITIES OR
   DETERMINED IF THIS PROSPECTUS IS
       ACCURATE OR COMPLETE. ANYONE
         WHO TELLS YOU OTHERWISE IS
                 COMMITTING A CRIME.

                     Distributed by
             Funds Distributor, Inc.


                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century


Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The funds' primary investments and risks

   * A description of who may or may not want to invest in the funds

   * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                Sincerely,

                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

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                        [american century logo (reg. sm)]
                                    American
                                     Century


                                American Century
                                   Investments

                                 P.O. Box 419200
                                 Kansas City, MO
                                   64141-6200




TABLE OF CONTENTS


An Overview of the Funds ....................................................  2
Fund Performance History ....................................................  3
Fees and Expenses ...........................................................  4
Information about the Funds .................................................  5
     Large Cap Value Fund ...................................................  5
     Value Fund .............................................................  5
     Small Cap Value Fund ...................................................  5
     Equity Income Fund .....................................................  7
Management ..................................................................  8
Investing with American Century ............................................. 12
Share Price and Distributions ............................................... 16
Taxes ....................................................................... 17
Multiple Class Information .................................................. 18
Financial Highlights ........................................................ 19


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.


[graphic of pointing finger]
This symbol highlights special information and helpful tips.


                                    American Century Investments


AN OVERVIEW OF THE FUNDS


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Cap Value, Value and Small Cap Value seek long-term capital growth. Income is a secondary objective.


Equity Income seeks current income. Capital appreciation is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


In selecting stocks for Large Cap Value, Value and Small Cap Value, the fund managers look for companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company. For Equity Income, the fund managers look for stocks of companies with a favorable dividend-paying history and, secondarily, for potential increase in share price.


The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 5.

Fund                  Primary Investments
--------------------------------------------------------------------------------
Large Cap Value       Equity securities of larger companies
--------------------------------------------------------------------------------
Value                 Equity securities of medium to large companies
--------------------------------------------------------------------------------
Small Cap Value       Equity securities of smaller companies
--------------------------------------------------------------------------------
Equity Income         Equity securities of companies with a favorable
                      dividend-paying history

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.


If the market does not consider the individual stocks purchased by the funds to be undervalued, or if the stocks purchased by Equity Income do not continue or increase dividend payments or their stock price declines, the value of the funds' shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment

*  comfortable with the risks associated with the funds' investment strategies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time

*  not seeking income from an equity investment

*  uncomfortable with short-term volatility in the value of your investment

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[graphic of pointing finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2       American Century Investments                             1-800-345-2021


FUND PERFORMANCE HISTORY

VALUE FUND
EQUITY INCOME FUND

Average Total Returns (1)

The following bar chart shows the performance of the funds' Investor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year.

Large Cap Value and Small Cap Value are not included because they do not yet have a full calendar year of performance.

[Bar chart data below]

           Value       Equity Income
1994       3.99%
1995       32.80%       29.63%
1996       24.25%       23.31%
1997       26.01%       28.26%
1998       4.99%        12.97%


(1) As of June 30, 1999, the end of the most recent calendar quarter, the funds' year-to-date returns were: Value, 13.31% and Equity Income, 8.03%.


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                        Highest                    Lowest
---------------------------------------------------------------------------
Value                  18.45% (2Q 1999)            -10.85% (3Q 1998)
---------------------------------------------------------------------------
Equity Income          14.19% (4Q 1998)            -6.23% (3Q 1998)


Average Annual Returns


The following table shows the average annual total returns of the funds' Investor Class shares for the periods indicated. The S&P 500/BARRA Value Index and the S&P 500 Index are unmanaged indices that have no operating costs and are included in the table for performance comparison. The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. Large Cap Value and Small Cap Value are not included because they do not yet have a full calendar year of performance.


For the calendar year ended December 31, 1998    1 year   5 years    Life of Fund(1)
------------------------------------------------------------------------------------
Value                                           4.99%     17.82%       17.28%
S&P 500/BARRA Value Index                      14.68%     19.88%       18.61%
------------------------------------------------------------------------------------
Equity Income                                  12.97%      N/A         21.09%
Lipper Equity Income Index                     11.78%      N/A         18.95%
S&P 500 Index                                  28.68%      N/A         27.54%


(1) The inception dates for the funds are Value, September 1, 1993, and Equity Income, August 1, 1994.


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[graphic of pointing finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.


[graphic of pointing finger]
For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.



        www.americancentury.com                 American Century Investments  3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       Management    Distribution and            Other            Total Annual Fund
                       Fee           Service (12b-1) Fees        Expenses         Operating Expenses
----------------------------------------------------------------------------------------------------

Large Cap Value        0.90%(1)      None                        0.00%(2)         0.90%
----------------------------------------------------------------------------------------------------
Value                  1.00%         None                        0.00%(3)         1.00%
----------------------------------------------------------------------------------------------------
Small Cap Value        1.25%         None                        0.00%(3)         1.25%
----------------------------------------------------------------------------------------------------
Equity Income          1.00%         None                        0.00%(3)         1.00%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Please consult the Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, its legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

(3) Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:

                   1 year     3 years    5 years    10 years
-------------------------------------------------------------
Large Cap Value     $92       $286       N/A        N/A
-------------------------------------------------------------
Value              $102       $318       $551       $1,219
-------------------------------------------------------------
Small Cap Value    $127       $395       N/A        N/A
-------------------------------------------------------------
Equity Income      $102       $318       $551       $1,219


[left margin]


[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.



4        American Century Investments                             1-800-345-2021


INFORMATION ABOUT THE FUNDS


LARGE CAP VALUE FUND
VALUE FUND
SMALL CAP VALUE FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?


The fund managers use a value investment strategy that looks primarily for companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets may not be reflected accurately in the stock price or may be outside of the companies' historical range. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity securities at all times. When the fund managers believe that it is prudent, the funds also may invest a portion of their assets in convertible securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures which prohibits leverage of the funds' assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.


In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.


Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.



        www.americancentury.com                American Century Investments    5


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

* Large Cap Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers ranking generally among the 1,000 largest companies in the United States as measured by their MARKET CAPITALIZATION.


* Value invests primarily in medium to large companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers that the fund managers believe to be medium to large companies as measured by their market capitalization. The fund managers consider medium to large companies to include those with a market capitalization larger than the largest company in the S&P SMALLCAP 600/BARRA VALUE INDEX.

* Small Cap Value invests primarily in smaller companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers that the fund managers believe to be smaller companies as measured by their market capitalization. The fund managers consider smaller companies to include those with a market capitalization that is not bigger than that of the largest company in the S&P SmallCap 600/BARRA Value Index.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.


As with all funds, at any given time the value of your shares of a fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or their losses may be bigger than, other funds using different investment styles.

Small Cap Value invests primarily in securities of smaller companies. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities trade less frequently and in more limited amounts than the securities of large companies. As a result, the value of the stocks issued by these smaller companies may go up and down more than the stocks of larger issuers. This price volatility may be reflected in the share price of the fund.

Although the fund managers invest the funds' assets primarily in U.S. stocks, the funds can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.


[left margin]


The MARKET CAPITALIZATION of a company is the number of its outstanding shares times the share price.

The S&P SMALLCAP 600/BARRA VALUE INDEX is an unmanaged stock index that tracks the performance of small companies that may be attractive to investors using the value style of investing. As of June 30, 1999, the largest company contained in the index had a market capitalization of $2.3 billion, while the median company in the index had a market capitalization of $390 million.



6        American Century Investments                             1-800-345-2021



EQUITY INCOME FUND


WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks with a favorable dividend-paying history that have the prospects for dividend payments to continue or increase. Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide the fund a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S. equity securities. When the fund managers believe that it is prudent, the fund also may invest a portion of its assets in convertible securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.


Additional information about the fund's investments is available in its annual andsemiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

If the individual stocks purchased by the fund do not continue or increase dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

To the extent the fund invests in foreign securities, the overall risk of the fund could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.


         www.americancentury.com              American Century Investments     7


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Large Cap Value will pay the advisor a unified management fee of 0.90% of the first $1 billion of average net assets, 0.80% of the next $4 billion of average net assets, and 0.70% of average net assets over $5 billion of the Investor Class of shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended March 31, 1999
--------------------------------------------------------------------------------
Value                                                                   1.00%
--------------------------------------------------------------------------------
Small Cap Value                                                         1.25%
--------------------------------------------------------------------------------
Equity Income                                                           1.00%


8       American Century Investments                             1-800-345-2021


THE FUND MANAGEMENT TEAMS


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategies.


The portfolio managers on the investment teams are identified below:


Large Cap Value


MARK MALLON


Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.


CHARLES RITTER


Mr. Ritter, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as Vice President and Portfolio Manager. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.

Value

PHILLIP N. DAVIDSON

Mr. Davidson, Vice President and Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

SCOTT A. MOORE

Mr. Moore, Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri- Columbia. He is a Chartered Financial Analyst.


[left margin]

[graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


www.americancentury.com                   American Century Investments        9


Small Cap Value

R. TODD VINGERS

Mr. Vingers, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in August 1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

BENJAMIN Z. GIELE


Mr. Giele, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio Manager since February 1999. He joined American Century in May 1998 as an Investment Analyst. Before joining American Century, he served as an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998 and as an Investment Analyst at Texas Commerce Investment Management from July 1992 to June 1995. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas-Austin. He is a Chartered Financial Analyst.


Equity Income

PHILLIP N. DAVIDSON


Mr. Davidson, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since its inception in August 1994. He joined American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.


SCOTT A. MOORE


Mr. Moore, Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri-Columbia. He is a Chartered Financial Analyst.



10        American Century Investments                           1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


 www.americancentury.com                  American Century Investments        11


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations 1-800-345-2021

Business, Not-For-Profit and  Employer-Sponsored  Retirement Plans
1-800-345-3533

Automated Information Line 1-800-345-8765

[illustration of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES


Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.


SELL SHARES

Call an Investor Relations Representative.

-------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200 Kansas City, MO 64141-6200

Fax
816-340-7962

[illustration of mail]

OPEN AN ACCOUNT


Send a signed, completed application and check or money order payable to American Century Investments.


EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES


Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.


-------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[illustration of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.


12        American Century Investments                           1-800-345-2021


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.


--------------------------------------------------------------------------------

BY WIRE


[graphic of pointing finger]
Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[illustration of wire machine]

OPEN AN ACCOUNT


Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information


* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)

+For additional investments only

MAKE ADDITIONAL INVESTMENTS


Follow the wire instructions provided in the "Open an account" section.


SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES


Not available.


-------------------------------------------------------------------------------
AUTOMATICALLY

[illustration of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES


Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.



MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

-------------------------------------------------------------------------------
IN PERSON

[illustration of person]

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments and sell or exchange shares.


4500 Main St.
Kansas City, Missouri
8 a.m. to 5:30 p.m., Monday - Friday


1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Frida

4917 Town Center Drive
Leawood, Kansas
8 a.m. to 6 p.m., Monday -- Friday 8 a.m.
to noon, Saturday

9445 East County Line Road, Suite A
Englewood, Colorado
8 a.m. to 6 p.m., Monday
- Friday 8 a.m. to noon, Saturday


www.americancentury.com                   American Century Investments       13


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $2,500
--------------------------------------------------------------------------------
Traditional IRA                                             $1,000
--------------------------------------------------------------------------------
Roth IRA                                                    $1,000
--------------------------------------------------------------------------------
Education IRA                                               $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $1,000
--------------------------------------------------------------------------------
403(b)                                                      No minimum
--------------------------------------------------------------------------------
Qualified Retirement Plans                                  $2,500(1)

(1 )The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.


ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


14        American Century Investments                            1-800-345-2021



INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]

[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


www.americancentury.com                   American Century Investments      15


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

The funds pay distributions of substantially all of their income quarterly. Distributions from realized capital gains are paid annually, usually in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


16        American Century Investments                           1-800-345-2021


TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Fund distributions may consist of income earned by the funds from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:



Type of Distribution         Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
----------------------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate      Ordinary income rate
----------------------------------------------------------------------------------------
Long-term capital gains      10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.


[left margin]

[graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


www.americancentury.com                   American Century Investments      17


MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.


American Century offers the other classes of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



18        American Century Investments                           1-800-345-2021


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.


On a per-share basis, the tables include as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


The tables also include some key statistics for the period as appropriate


* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the fiscal year ended March 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.



www.americancentury.com                   American Century Investments      19



VALUE FUND


Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                                1999            1998            1997            1996           1995

Net Asset Value, Beginning of Year ....................$        7.73   $        6.58   $        6.32   $        5.46  $        4.98
                                                       -------------   -------------   -------------   -------------  -------------
Income From Investment Operations
  Net Investment Income(1) ............................         0.08            0.10            0.12            0.13           0.12
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..........................        (0.80)           2.35            0.87            1.34           0.75
                                                       -------------   -------------   -------------   -------------  -------------
  Total From Investment Operations ....................        (0.72)           2.45            0.99            1.47           0.87
                                                       -------------   -------------   -------------   -------------  -------------
Distributions
  From Net Investment Income ..........................        (0.09)          (0.10)          (0.12)          (0.12)         (0.12)
  In Excess of Net Investment Income ..................         --              --             --(2)           (0.01)          --
  From Net Realized Gains on Investment Transactions ..        (1.15)          (1.20)          (0.61)          (0.48)         (0.27)
                                                       -------------   -------------   -------------   -------------  -------------
  Total Distributions .................................        (1.24)          (1.30)          (0.73)          (0.61)         (0.39)
                                                       -------------   -------------   -------------   -------------  -------------
Net Asset Value, End of Year ..........................$        5.77   $        7.73   $        6.58   $        6.32  $        5.46
                                                       =============   =============   =============   =============  =============
  Total Return(3) .....................................        (9.88)%         39.94%          15.92%          28.06%         18.56%

Ratios/Supplemental Data
                                                                1999            1998            1997            1996           1995

Ratio of Operating Expenses to Average Net Assets .....         1.00%           1.00%           1.00%           0.97%          1.00%
Ratio of Net Investment Income to Average Net Assets ..         1.19%           1.38%           1.86%           2.17%          2.65%
Portfolio Turnover Rate ...............................          130%            130%            111%            145%            94%
Net Assets, End of Year (in thousands) ................$   1,719,367   $   2,713,562   $   1,743,582   $     881,885  $     348,281

(1) Computed using average shares outstanding throughout the period.

(2) Per share amount was less than $0.005.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.


20           American Century Investments                       1-800-345-2021


SMALL CAP VALUE FUND

Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                       1999(1)

Net Asset Value, Beginning of Period ........................... $     5.00
                                                                 ----------
Income From Investment Operations
  Net Investment Income(2) .....................................       0.03
  Net Realized and Unrealized Loss on Investment Transactions ..      (0.24)
                                                                 ----------
  Total From Investment Operations .............................      (0.21)
                                                                 ----------
Distributions
  From Net Investment Income ...................................      (0.02)
  From Net Realized Gains on Investment Transactions ...........      (0.02)
  In Excess of Net Realized Gains ..............................      (0.02)
                                                                 ----------
  Total Distributions ..........................................      (0.06)
                                                                 ----------
Net Asset Value, End of Period ................................. $     4.73
                                                                 ==========
  Total Return(3) ..............................................      (4.24)%
Ratios/Supplemental Data
                                                                       1999(1)

Ratio of Operating Expenses to Average Net Assets ..............       1.25%(4)
Ratio of Net Investment Income to Average Net Assets ...........       1.02%(4)
Portfolio Turnover Rate ........................................        153%
Net Assets, End of Period (in thousands) ....................... $   11,410

(1) July 31, 1998 (inception of fund and class) through March 31, 1999.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(4) Annualized.


www.americancentury.com                 American Century Investments        21


EQUITY INCOME FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                               1999          1998          1997          1996         1995(1)


Net Asset Value, Beginning of Period .................. $      7.15   $      6.31   $      6.10   $      5.42     $      5.00
                                                        -----------   -----------   -----------   -----------     -----------
Income From Investment Operations
  Net Investment Income(2) ............................        0.22          0.25          0.22          0.20            0.09
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................       (0.23)         1.99          0.75          1.13            0.44
                                                        -----------   -----------   -----------   -----------     -----------
  Total From Investment Operations ....................       (0.01)         2.24          0.97          1.33            0.53
                                                        -----------   -----------   -----------   -----------     -----------
Distributions
  From Net Investment Income ..........................       (0.23)        (0.24)        (0.21)        (0.19)          (0.09)
  In Excess of Net Investment Income ..................        --            --           --(3)         (0.01)           --
  From Net Realized Gains on Investment Transactions ..       (0.96)        (1.16)        (0.55)        (0.45)          (0.02)
                                                        -----------   -----------   -----------   -----------     -----------
  Total Distributions .................................       (1.19)        (1.40)        (0.76)        (0.65)          (0.11)
                                                        -----------   -----------   -----------   -----------     -----------
Net Asset Value, End of Period ........................ $      5.95   $      7.15   $      6.31   $      6.10     $      5.42
                                                        ===========   ===========   ===========   ===========     ===========
  Total Return(4) .....................................       (0.44)%       37.78%        16.24%        25.67%          10.69%

Ratios/Supplemental Data
                                                               1999          1998          1997          1996            1995(1)

Ratio of Operating Expenses to Average Net Assets .....        1.00%         1.00%         1.00%         0.98%           1.00%(5)
Ratio of Net Investment Income to Average Net Assets ..        3.31%         3.52%         3.46%         3.51%           4.04%(5)
Portfolio Turnover Rate ...............................         180%          158%          159%          170%             45%
Net Assets, End of Period (in thousands) .............. $   296,585   $   355,962   $   199,388   $   116,692     $    52,213

(1) August 1, 1994 (inception) through March 31, 1995.

(2) Computed using average shares outstanding throughout the period.

(3) Per share amount was less than $0.005.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(5) Annualized.


22    American Century Investments                              1-800-345-2021


NOTES


 www.americancentury.com                   American Century Investments      23


NOTES


 24       American Century Investments                           1-800-345-2021


NOTES


www.americancentury.com                   American Century Investments    25


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-7820

                        [american century logo(reg.sm)]
                                    American
                                    Century

                        AMERICAN CENTURY INVESTMENTS 9907
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                         1-800-345-2021 or 816-531-5575


9907
SH-PRS-16635

AMERICAN CENTURY


PROSPECTUS

                                                            Large Cap Value Fund
                                                                      Value Fund
                                                            Small Cap Value Fund
                                                              Equity Income Fund



                   JULY 30, 1999
             INSTITUTIONAL CLASS

     THE SECURITIES AND EXCHANGE
  COMMISSION HAS NOT APPROVED OR
 DISAPPROVED THESE SECURITIES OR
DETERMINED IF THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANYONE WHO
          TELLS YOU OTHERWISE IS
              COMMITTING A CRIME.

                  Distributed by
         Funds Distributor, Inc.

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century



Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The funds' primary investments and risks

   * A description of who may or may not want to invest in the funds

   * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms


   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.


                                Sincerely,

                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.


[left margin]

                         [american century logo(reg.sm)]
                                    American
                                     Century


                                AMERICAN CENTURY
                                   INVESTMENTS

                                 P.O. BOX 419385
                                 KANSAS CITY, MO
                                   64141-6385




TABLE OF CONTENTS


An Overview of the Funds ....................................................  2
Fund Performance History ....................................................  3
Fees and Expenses ...........................................................  4
Information about the Funds .................................................  5
     Large Cap Value Fund ...................................................  5
     Value Fund .............................................................  5
     Small Cap Value Fund ...................................................  5
     Equity Income Fund .....................................................  7
Management ..................................................................  8
Investing with American Century ............................................. 12
Share Price and Distributions ............................................... 15
Taxes ....................................................................... 16
Multiple Class Information .................................................. 17
Financial Highlights ........................................................ 18
Performance Information of Other Class ...................................... 22



[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of finger pointing]
This symbol highlights special information and helpful tips.


                                    American Century Investments


AN OVERVIEW OF THE FUNDS


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Cap Value, Value and Small Cap Value seek long-term capital growth. Income is a secondary objective.


Equity Income seeks current income. Capital appreciation is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


In selecting stocks for Large Cap Value, Value and Small Cap Value, the fund managers look for companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company. For Equity Income, the fund managers look for stocks of companies with a favorable dividend-paying history and, secondarily, for potential increase in share price.


The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 5.

FUND                  PRIMARY INVESTMENTS
--------------------------------------------------------------------------------
Large Cap Value       Equity securities of larger companies
--------------------------------------------------------------------------------
Value                 Equity securities of medium to large companies
--------------------------------------------------------------------------------
Small Cap Value       Equity securities of smaller companies
--------------------------------------------------------------------------------
Equity Income         Equity securities of companies with a favorable
                      dividend-paying history

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.


If the market does not consider the individual stocks purchased by the funds to be undervalued, or if the stocks purchased by Equity Income do not continue or increase dividend payments or their stock price declines, the value of the funds' shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risk.


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment

*  comfortable with the risks associated with the funds' investment strategies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time

*  not seeking income from an equity investment

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of finger pointing]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2      American Century Investments                             1-800-345-3533


FUND PERFORMANCE HISTORY

VALUE FUND


Average Total Returns(1)


The following bar chart shows the performance of Value's Institutional Class shares for each full calendar year in the life of the class. Large Cap Value, Small Cap Value and Equity Income are not included because the Institutional Class of those funds does not yet have a full calendar year of performance.

[bar chart data below]
           Value
1998       5.18%


(1) As of June 30, 1999, the end of the most recent calendar quarter, Value's year-to-date return was 0.81%.


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                          Highest                     Lowest
--------------------------------------------------------------------------------
Value                     18.31% (2Q 1999)            -10.67% (3Q 1998)


Average Annual Returns


The following table shows the average annual total returns of Value's Institutional Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison. Large Cap Value, Small Cap Value and Equity Income are not included because the Institutional Class of those funds does not yet have a full calendar year of performance.


For the calendar year ended December 31, 1998   1 year        Life of Fund(1)
--------------------------------------------------------------------------------
Value                                           5.18%          7.31%

S&P 500/BARRA Value Index                      14.68%         12.72%

(1) The inception date for the Institutional Class of Value is July 31, 1997.

Performance Information of Other Class


The original class of shares of the funds was the Investor Class. For information about the historical performance of the original class of shares, see page 22.



[left margin]

[graphic of finger pointing]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.


[graphic of finger pointing]
For current performance information, including yields, please call us at 1-800-345-3533.



www.americancentury.com                  American Century Investments        3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

* to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                    Management    Distribution and       Other       Total Annual Fund
                    Fee           Service (12b-1) Fees   Expenses    Operating Expenses
---------------------------------------------------------------------------------------
Large Cap Value     0.70%(1)      None                   0.00%(2)    0.70%
---------------------------------------------------------------------------------------
Value               0.80%         None                   0.00%(3)    0.80%
---------------------------------------------------------------------------------------
Small Cap Value     1.05%         None                   0.00%(3)    1.05%
---------------------------------------------------------------------------------------
Equity Income       0.80%         None                   0.00%(3)    0.80%


(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Please consult the Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, its legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

(3) Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:

                          1 year         3 years      5 years       10 years
----------------------------------------------------------------------------
Large Cap Value           $71            $224         N/A           N/A
----------------------------------------------------------------------------
Value                     $82            $255         $443          $987
----------------------------------------------------------------------------
Small Cap Value           $107           $333         N/A           N/A
----------------------------------------------------------------------------
Equity Income             $82            $255         $443          $987


[left margin]


[graphic of finger pointing]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.



4      American Century Investments                             1-800-345-3533


INFORMATION ABOUT THE FUNDS


LARGE CAP VALUE FUND
VALUE FUND
SMALL CAP VALUE FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?


The fund managers use a value investment strategy that looks primarily for companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets may not be reflected accurately in the stock price or may be outside of the companies' historical range. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity securities at all times. When the fund managers believe that it is prudent, the funds also may invest a portion of their assets in convertible securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures which prohibits leverage of the funds' assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.


In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.


Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.



www.americancentury.com                  American Century Investments        5


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

* Large Cap Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers ranking generally among the 1,000 largest companies in the United States as measured by their MARKET CAPITALIZATION.


* Value invests primarily in medium to large companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers that the fund managers believe to be medium to large companies as measured by their market capitalization. The fund managers consider medium to large companies to include those with a market capitalization larger than the largest company in the S&P SMALLCAP 600/BARRA VALUE INDEX.

* Small Cap Value invests primarily in smaller companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers that the fund managers believe to be smaller companies as measured by their market capitalization. The fund managers consider smaller companies to include those with a market capitalization that is not bigger than that of the largest company in the S&P SmallCap 600/BARRA Value Index.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.


As with all funds, at any given time the value of your shares of a fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or their losses may be bigger than, other funds using different investment styles.

Small Cap Value invests primarily in securities of smaller companies. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities trade less frequently and in more limited amounts than the securities of large companies. As a result, the value of the stocks issued by these smaller companies may go up and down more than the stocks of larger issuers. This price volatility may be reflected in the share price of the fund.

Although the fund managers invest the funds' assets primarily in U.S. stocks, the funds can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.



[left margin]


The MARKET CAPITALIZATION of a company is the number of its outstanding shares times the share price.


The S&P SMALLCAP 600/BARRA VALUE INDEX is an unmanaged stock index that tracks the performance of small companies that may be attractive to investors using the value style of investing. As of June 30, 1999, the largest company contained in the index had a market capitalization of $2.3 billion, while the median company in the index had a market capitalization of $390 million.



6      American Century Investments                             1-800-345-3533



EQUITY INCOME FUND


WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks with a favorable dividend-paying history that have the prospects for dividend payments to continue or increase. Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide the fund a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S. equity securities. When the fund managers believe that it is prudent, the fund also may invest a portion of its assets in convertible securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

If the individual stocks purchased by the fund do not continue or increase dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

To the extent the fund invests in foreign securities, the overall risk of the fund could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.


www.americancentury.com                 American Century Investments        7


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Institutional Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Large Cap Value will pay the advisor a unified management fee of 0.70% of the first $1 billion of average net assets, 0.60% of the next $4 billion of average net assets, and 0.50% of average net assets over $5 billion of the Institutional Class of shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended March 31, 1999
--------------------------------------------------------------------------------
Value                                                                 0.80%
--------------------------------------------------------------------------------
Small Cap Value                                                       1.05%
--------------------------------------------------------------------------------
Equity Income                                                         0.80%


8      American Century Investments                             1-800-345-3533


THE FUND MANAGEMENT TEAMS


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategies.


The portfolio managers on the investment teams are identified below:


Large Cap Value


MARK MALLON


Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.


CHARLES RITTER

Mr. Ritter, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as Vice President and Portfolio Manager. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.


Value

PHILLIP N. DAVIDSON

Mr. Davidson, Vice President and Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

SCOTT A. MOORE

Mr. Moore, Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri- Columbia. He is a Chartered Financial Analyst.


[left margin]

[graphic of finger pointing]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


www.americancentury.com                 American Century Investments        9


Small Cap Value

R. TODD VINGERS

Mr. Vingers, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in August 1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

BENJAMIN Z. GIELE


Mr. Giele, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio Manager since February 1999. He joined American Century in May 1998 as an Investment Analyst. Before joining American Century, he served as an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998 and as an Investment Analyst at Texas Commerce Investment Management from July 1992 to June 1995. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas-Austin. He is a Chartered Financial Analyst.


Equity Income

PHILLIP N. DAVIDSON


Mr. Davidson, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since its inception in August 1994. He joined American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.


SCOTT A. MOORE


Mr. Moore, Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri-Columbia. He is a Chartered Financial Analyst.



10     American Century Investments                             1-800-345-3533


FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the funds own could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



www.americancentury.com                American Century Investments          11


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES


The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.


MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.


REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed on the next page when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


12     American Century Investments                             1-800-345-3533


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Service Representative
1-800-345-3533

[illustration of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385 Kansas City, MO 64141-6385
Fax
816-340-4655

[illustration of envelope]

OPEN AN ACCOUNT


Send a signed, completed application and check or money order payable to American Century Investments.


EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
BY WIRE

[graphic of finger pointing]
Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[illustration of wire machine]

OPEN AN ACCOUNT


Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information.


* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)

+ For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
AUTOMATICALLY

[illustration of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES


Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.


MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES


If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.



www.americancentury.com                American Century Investments        13


ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.


[left margin]

[graphic of finger pointing]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


14     American Century Investments                             1-800-345-3533


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

The funds pay distributions of substantially all of their income quarterly. Distributions from realized capital gains are paid annually, usually in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


www.americancentury.com                American Century Investments        15


TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Fund distributions may consist of income earned by the funds from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for             Tax Rate for 28% Bracket
                            15% Bracket              28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate     Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains     10%                      20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.



[left margin]

[graphic of finger pointing]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


16     American Century Investments                             1-800-345-3533


MULTIPLE CLASS INFORMATION


American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or 12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at


*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



www.americancentury.com                American Century Investments        17


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.


On a per-share basis, the tables include as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


The tables also include some key statistics for the period as appropriate


* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets


* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the fiscal year ended March 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.


18     American Century Investments                             1-800-345-3533


VALUE FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                                             1999         1998(1)

Net Asset Value, Beginning of Period .................. $     7.73     $     7.84
                                                        ----------     ----------
Income From Investment Operations
  Net Investment Income(2) ............................       0.10           0.15
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..........................      (0.80)          1.02
                                                        ----------     ----------
  Total From Investment Operations ....................      (0.70)          1.17
                                                        ----------     ----------
Distributions
  From Net Investment Income ..........................      (0.10)         (0.08)
  From Net Realized Gains on
  Investment Transactions .............................      (1.15)         (1.20)
                                                        ----------     ----------
  Total Distributions .................................      (1.25)         (1.28)
                                                        ----------     ----------
Net Asset Value, End of Period ........................ $     5.78     $     7.73
                                                        ==========     ==========
  Total Return(3) .....................................      (9.52)%        17.14%

Ratios/Supplemental
                                                              1999           1998(1)

Ratio of Operating Expenses to Average Net Assets .....       0.80%          0.80%(4)
Ratio of Net Investment Income to Average Net Assets ..       1.39%          2.97%(4)
Portfolio Turnover Rate ...............................        130%           130%
Net Assets, End of Period (in thousands) .............. $   36,318     $    5,944

(1)  July 31, 1997 (commencement of sale) through March 31, 1998.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(4) Annualized.


www.americancentury.com                 American Century Investments        19


SMALL CAP VALUE FUND

Institutional Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                       1999(1)

Net Asset Value, Beginning of Period ............................  $   4.83
                                                                   --------
Income From Investment Operations
  Net Investment Income(2) ......................................      0.03
  Net Realized and Unrealized Loss on Investment Transactions ...     (0.06)
                                                                   --------
  Total From Investment Operations ..............................     (0.03)
                                                                   --------
Distributions
  From Net Investment Income ....................................     (0.02)
  From Net Realized Gains on Investment Transactions ............     (0.04)
                                                                   --------
  Total Distributions ...........................................     (0.06)
                                                                   --------
Net Asset Value, End of Period ..................................  $   4.74
                                                                   ========
  Total Return(3) ...............................................     (0.60)%

Ratios/Supplemental Data
                                                                       1999(1)

Ratio of Operating Expenses to Average Net Assets ...............      1.05%(4)
Ratio of Net Investment Income to Average Net Assets ............      1.22%(4)
Portfolio Turnover Rate .........................................       153%
Net Assets, End of Period (in thousands) ........................  $    986

(1)  October 26, 1998 (commencement of sale) through March 31, 1999.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


20          American Century Investments                      1-800-345-3533


EQUITY INCOME FUND

Institutional Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                      1999(1)

Net Asset Value, Beginning of Period ...........................  $    6.96
                                                                  ---------
Income From Investment Operations
  Net Investment Income(2) .....................................       0.07
  Net Realized and Unrealized Gain on Investment Transactions ..       0.06
                                                                  ---------
  Total From Investment Operations .............................       0.13
                                                                  ---------
Distributions
  From Net Investment Income ...................................      (0.18)
  From Net Realized Gains on Investment Transactions ...........      (0.96)
                                                                  ---------
  Total Distributions ..........................................      (1.14)
                                                                  ---------
Net Asset Value, End of Period .................................  $    5.95
                                                                  =========
  Total Return(3) ..............................................       1.60%

Ratios/Supplemental Data
                                                                       1999(1)

Ratio of Operating Expenses to Average Net Assets ..............       0.80%(4)
Ratio of Net Investment Income to Average Net Assets ...........       1.61%(4)
Portfolio Turnover Rate ........................................        180%
Net Assets, End of Period ......................................  $   2,654

(1)  July 8, 1998 (commencement of sale) through March 31, 1999.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


www.americancentury.com                  American Century Investments         21


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. If the Institutional Class had existed during the periods presented, its performance would have been higher because of the lower expense.

The tables on the next pages itemize what contributed to the changes in share price during the period.

On a per-share basis, the tables include as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The tables also include some key statistics for the period as appropriate

* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER --the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the fiscal year ended March 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.


22     American Century Investments                             1-800-345-3533


VALUE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data
                                                     1999            1998            1997            1996            1995

Net Asset Value, Beginning of Year ........ $        7.73   $        6.58   $        6.32   $        5.46   $        4.98
                                            -------------   -------------   -------------   -------------   -------------
Income From Investment Operations
  Net Investment Income(1) ................          0.08            0.10            0.12            0.13            0.12
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..............         (0.80)           2.35            0.87            1.34            0.75
                                            -------------   -------------   -------------   -------------   -------------
  Total From Investment Operations ........         (0.72)           2.45            0.99            1.47            0.87
                                            -------------   -------------   -------------   -------------   -------------
Distributions
  From Net Investment Income ..............         (0.09)          (0.10)          (0.12)          (0.12)          (0.12)
  In Excess of Net Investment Income ......          --              --             --(2)           (0.01)           --
  From Net Realized Gains
  on Investment Transactions ..............         (1.15)          (1.20)          (0.61)          (0.48)          (0.27)
                                            -------------   -------------   -------------   -------------   -------------
  Total Distributions .....................         (1.24)          (1.30)          (0.73)          (0.61)          (0.39)
                                            -------------   -------------   -------------   -------------   -------------
Net Asset Value, End of Year .............. $        5.77   $        7.73   $        6.58   $        6.32   $        5.46
                                            =============   =============   =============   =============   =============
  Total Return(3) .........................         (9.88)%         39.94%          15.92%          28.06%          18.56%

Ratios/Supplemental Data
                                                     1999            1998            1997            1996            1995

Ratio of Operating Expenses
  to Average Net Assets ...................          1.00%           1.00%           1.00%           0.97%           1.00%
Ratio of Net Investment Income
  to Average Net Assets ...................          1.19%           1.38%           1.86%           2.17%           2.65%
Portfolio Turnover Rate ...................           130%            130%            111%            145%             94%
Net Assets, End of Year (in thousands) .... $   1,719,367   $   2,713,562   $   1,743,582   $     881,885   $     348,281

(1) Computed using average shares outstanding throughout the period.

(2) Per share amount was less than $0.005.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.


www.americancentury.com                  American Century Investments        23


SMALL CAP VALUE FUND

Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                        1999(1)

Net Asset Value, Beginning of Period ............................ $     5.00
                                                                  ----------
Income From Investment Operations
  Net Investment Income(2) ......................................       0.03
  Net Realized and Unrealized Loss on Investment Transactions ...      (0.24)
                                                                  ----------
  Total From Investment Operations ..............................      (0.21)
                                                                  ----------
Distributions
  From Net Investment Income ....................................      (0.02)
  From Net Realized Gains on Investment Transactions ............      (0.02)
  In Excess of Net Realized Gains ...............................      (0.02)
                                                                  ----------
  Total Distributions ...........................................      (0.06)
                                                                  ----------
Net Asset Value, End of Period .................................. $     4.73
                                                                  ==========
  Total Return(3) ...............................................      (4.24)%

Ratios/Supplemental Data
                                                                        1999(1)

Ratio of Operating Expenses to Average Net Assets ...............       1.25%(4)
Ratio of Net Investment Income to Average Net Assets ............       1.02%(4)
Portfolio Turnover Rate .........................................        153%
Net Assets, End of Period (in thousands) ........................ $   11,410

(1)  July 31, 1998 (inception of fund and class) through March 31, 1999.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(4) Annualized.

24          American Century Investments                      1-800-345-3533


EQUITY INCOME FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                                    1999          1998          1997          1996            1995(1)

Net Asset Value, Beginning of Period ....... $      7.15   $      6.31   $      6.10   $      5.42     $      5.00
                                             -----------   -----------   -----------   -----------     -----------
Income From Investment Operations
  Net Investment Income(2) .................        0.22          0.25          0.22          0.20            0.09
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions ..................       (0.23)         1.99          0.75          1.13            0.44
                                             -----------   -----------   -----------   -----------     -----------
  Total From Investment Operations .........       (0.01)         2.24          0.97          1.33            0.53
                                             -----------   -----------   -----------   -----------     -----------
Distributions
  From Net Investment Income ...............       (0.23)        (0.24)        (0.21)        (0.19)          (0.09)
  In Excess of Net Investment Income .......        --            --           --(3)         (0.01)           --
  From Net Realized Gains
  on Investment Transactions ...............       (0.96)        (1.16)        (0.55)        (0.45)          (0.02)
                                             -----------   -----------   -----------   -----------     -----------
  Total Distributions ......................       (1.19)        (1.40)        (0.76)        (0.65)          (0.11)
                                             -----------   -----------   -----------   -----------     -----------
Net Asset Value, End of Period ............. $      5.95   $      7.15   $      6.31   $      6.10     $      5.42
                                             ===========   ===========   ===========   ===========     ===========
  Total Return(4) ..........................       (0.44)%       37.78%        16.24%        25.67%          10.69%

Ratios/Supplemental Data
                                                    1999          1998          1997          1996            1995(1)

Ratio of Operating Expenses
  to Average Net Assets ....................        1.00%         1.00%         1.00%         0.98%           1.00%(5)
Ratio of Net Investment Income
  to Average Net Assets ....................        3.31%         3.52%         3.46%         3.51%           4.04%(5)
Portfolio Turnover Rate ....................         180%          158%          159%          170%             45%
Net Assets, End of Period (in thousands) ... $   296,585   $   355,962   $   199,388   $   116,692     $    52,213

(1) August 1, 1994 (inception) through March 31, 1995.

(2) Computed using average shares outstanding throughout the period.

(3) Per share amount was less than $0.005.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(5) Annualized.


www.americancentury.com                  American Century Investments        25


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.


* On the Internet          www.sec.gov


* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-7820


                         [american century logo(reg.sm)]
                                    American
                                     Century


                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

9907
SH-PRS-16637

                               AMERICAN CENTURY

                               Prospectus

                                                           Large Cap Value Fund
                                                                     Value Fund
                                                           Small Cap Value Fund
                                                             Equity Income Fund

                    JULY 30, 1999
                    ADVISOR CLASS

      THE SECURITIES AND EXCHANGE
   COMMISSION HAS NOT APPROVED OR
  DISAPPROVED THESE SECURITIES OR
 DETERMINED IF THIS PROSPECTUS IS
     ACCURATE OR COMPLETE. ANYONE
       WHO TELLS YOU OTHERWISE IS
              COMMITTING A CRIME.

                   Distributed by
          Funds Distributor, Inc.


                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century





Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The funds' primary investments and risks

   * A description of who may or may not want to invest in the funds

   * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms


   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.


                                Sincerely,

                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.


[left margin]

                         [american century logo(reg.sm)]
                                    American
                                     Century


                                American Century
                                   Investments

                                 P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385




TABLE OF CONTENTS


An Overview of the Funds ....................................................  2
Fund Performance History ....................................................  3
Fees and Expenses ...........................................................  4
Information about the Funds .................................................  5
     Large Cap Value Fund ...................................................  5
     Value Fund .............................................................  5
     Small Cap Value Fund ...................................................  5
     Equity Income Fund .....................................................  7
Management ..................................................................  8
Investing with American Century ............................................. 12
Share Price and Distributions ............................................... 14
Taxes ....................................................................... 15
Multiple Class Information .................................................. 16
Financial Highlights ........................................................ 17
Performance Information of Other Class ...................................... 20


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.


                                    American Century Investments


AN OVERVIEW OF THE FUNDS


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Large Cap Value, Value and Small Cap Value seek long-term capital growth. Income is a secondary objective.


Equity Income seeks current income. Capital appreciation is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


In selecting stocks for Large Cap Value, Value and Small Cap Value, the fund managers look for companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company. For Equity Income, the fund managers look for stocks of companies with a favorable dividend-paying history and, secondarily, for potential increase in share price.


The chart below shows the primary differences among the funds. A more detailed description of the funds' investment strategies and risks begins on page 5.

Fund                  Primary Investments
--------------------------------------------------------------------------------
Large Cap Value       Equity securities of larger companies
--------------------------------------------------------------------------------
Value                 Equity securities of medium to large companies
--------------------------------------------------------------------------------
Small Cap Value       Equity securities of smaller companies
--------------------------------------------------------------------------------
Equity Income         Equity securities of companies with a favorable
                      dividend-paying history

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.


If the market does not consider the individual stocks purchased by the funds to be undervalued, or if the stocks purchased by Equity Income do not continue or increase dividend payments or their stock price declines, the value of the funds' shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

The smaller companies in which Small Cap Value invests may present greater opportunities for capital appreciation than larger companies, but also may present greater risks.


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth and income from your investment

*  comfortable with the risks associated with the funds' investment strategies

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for a short period of time

*  not seeking income from an equity investment

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of pointing finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2        American Century Investments                             1-800-345-3533


FUND PERFORMANCE HISTORY

VALUE FUND
EQUITY INCOME FUND

Average Total Returns (1)

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year. Large Cap Value and Small Cap Value are not included because the Advisor Class of those funds does not yet have a full calendar year of performance.

[bar chart data below]

           Value      Equity Index
1997      25.73%
1998       4.55%      12.29%


(1) As of June 30, 1999, the end of the most recent calendar quarter, the funds' year-to-date returns were: Value, 13.19% and Equity Income, 7.89%.


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                                Highest                Lowest
--------------------------------------------------------------------------------
Value                           18.20% (2Q 1999)       -10.90% (3Q 1998)
--------------------------------------------------------------------------------
Equity Income                   13.95% (4Q 1998)        -6.25% (3Q 1998)


Average Annual Returns


The following table shows the average annual total returns of the funds' Advisor Class shares for the periods indicated. The S&P 500/BARRA Value Index and the S& P 500 Index are unmanaged indices that have no operating costs and are included in the table for performance comparison. The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. Large Cap Value and Small Cap Value are not included because the Advisor Class of those funds does not yet have a full calendar year of performance.


For the calendar year ended December 31, 1998  1 year       Life of Fund(1)
--------------------------------------------------------------------------------
Value                                           4.55%       16.76%
S&P 500/BARRA Value Index                      14.68%       23.45%(2)
--------------------------------------------------------------------------------
Equity Income                                  12.29%       19.94%
Lipper Equity Income Index                     11.78%       21.09%(3)
S&P 500 Index                                  28.68%       28.53%


(1) The inception dates for the Advisor Class of the funds are Value, October 2, 1996, and Equity Income, March 7, 1997.


(2) Benchmark from October 31, 1996.

(3) Benchmark from March 31, 1997.

Performance Information of Other Class


The original class of shares of the funds was the Investor Class. For information about the historical performance of the original class of shares, see page 20.


[left margin]

[graphic of pointing finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.


[graphic of pointing finger]
For current performance information, including yields, please call us at 1-800-345-3533.



www.americancentury.com                    American Century Investments       3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

* to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.


ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management   Distribution and        Other       Total Annual Fund
                     Fee          Service (12b-1) Fees    Expenses    Operating Expenses
----------------------------------------------------------------------------------------
Large Cap Value      0.65%(1)     0.50%                   0.00%(2)     1.15%
----------------------------------------------------------------------------------------
Value                0.75%        0.50%                   0.00%(3)     1.25%
----------------------------------------------------------------------------------------
Small Cap Value      1.00%        0.50%                   0.00%(3)     1.50%
----------------------------------------------------------------------------------------
Equity Income        0.75%        0.50%                   0.00%(3)     1.25%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Please consult the Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, its legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.


(3) Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . .  your cost of investing in the fund would be:

                    1 year    3 years    5 years     10 years
--------------------------------------------------------------
Large Cap Value     $117      $364       N/A         N/A
--------------------------------------------------------------
Value               $127      $395       $683        $1,503
--------------------------------------------------------------
Small Cap Value     $152      $472       N/A         N/A
--------------------------------------------------------------
Equity Income       $127      $395       $683        $1,503


[left margin]

[graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


4        American Century Investments                             1-800-345-3533


INFORMATION ABOUT THE FUNDS


LARGE CAP VALUE FUND
VALUE FUND
SMALL CAP VALUE FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek long-term capital growth. Income is a secondary objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?


The fund managers use a value investment strategy that looks primarily for companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets may not be reflected accurately in the stock price or may be outside of the companies' historical range. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 65% of the funds' assets invested in U.S. equity securities at all times. When the fund managers believe that it is prudent, the funds also may invest a portion of their assets in convertible securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures which prohibits leverage of the funds' assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.


In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.


Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.



www.americancentury.com                     American Century Investments       5


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

* Large Cap Value invests primarily in larger companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers ranking generally among the 1,000 largest companies in the United States as measured by their MARKET CAPITALIZATION.


* Value invests primarily in medium to large companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers that the fund managers believe to be medium to large companies as measured by their market capitalization. The fund managers consider medium to large companies to include those with a market capitalization larger than the largest company in the S&P SMALLCAP 600/BARRA VALUE INDEX.

* Small Cap Value invests primarily in smaller companies. Under normal market conditions, the fund will have at least 65% of its assets invested in U.S. equity securities of issuers that the fund managers believe to be smaller companies as measured by their market capitalization. The fund managers consider smaller companies to include those with a market capitalization that is not bigger than that of the largest company in the S&P SmallCap 600/BARRA Value Index.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.


As with all funds, at any given time the value of your shares of a fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

If the market does not consider the individual stocks purchased by a fund to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or their losses may be bigger than, other funds using different investment styles.

Small Cap Value invests primarily in securities of smaller companies. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities trade less frequently and in more limited amounts than the securities of large companies. As a result, the value of the stocks issued by these smaller companies may go up and down more than the stocks of larger issuers. This price volatility may be reflected in the share price of the fund.


To the extent the funds invest in foreign securities, the overall risk of the funds could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

[left margin]


The MARKET CAPITALIZATION of a company is the number of its outstanding shares times the share price.

The S&P SMALLCAP 600/BARRA VALUE INDEX is an unmanaged stock index that tracks the performance of small companies that may be attractive to investors using the value style of investing. As of June 30, 1999, the largest company contained in the index had a market capitalization of $2.3 billion, while the median company in the index had a market capitalization of $390 million.



6        American Century Investments                             1-800-345-3533



EQUITY INCOME FUND


WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks with a favorable dividend-paying history that have the prospects for dividend payments to continue or increase. Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide the fund a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S. equity securities. When the fund managers believe that it is prudent, the fund also may invest a portion of its assets in convertible securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

If the individual stocks purchased by the fund do not continue or increase dividend payments, or if their stock price does not increase, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

The value of the fund's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

To the extent the fund invests in foreign securities, the overall risk of the fund could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.


www.americancentury.com                   American Century Investments        7


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Large Cap Value will pay the advisor a unified management fee of 0.65% of the first $1 billion of average net assets, 0.55% of the next $4 billion of average net assets, and 0.45% of average net assets over $5 billion of the Advisor Class of shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended March 31, 1999
--------------------------------------------------------------------------------
Value                                                               0.75%
--------------------------------------------------------------------------------
Small Cap Value                                                     1.00%
--------------------------------------------------------------------------------
Equity Income                                                       0.75%


8        American Century Investments                             1-800-345-3533


THE FUND MANAGEMENT TEAMS


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategies.


The portfolio managers on the investment teams are identified below:


Large Cap Value


MARK MALLON


Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.


CHARLES RITTER


Mr. Ritter, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as Vice President and Portfolio Manager. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.

Value

PHILLIP N. DAVIDSON

Mr. Davidson, Vice President and Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

SCOTT A. MOORE

Mr. Moore, Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri- Columbia. He is a Chartered Financial Analyst.


[left margin]

[graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


www.americancentury.com                   American Century Investments         9


Small Cap Value

R. TODD VINGERS

Mr. Vingers, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in August 1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

BENJAMIN Z. GIELE


Mr. Giele, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio Manager since February 1999. He joined American Century in May 1998 as an Investment Analyst. Before joining American Century, he served as an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998 and as an Investment Analyst at Texas Commerce Investment Management from July 1992 to June 1995. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas-Austin. He is a Chartered Financial Analyst.


Equity Income

PHILLIP N. DAVIDSON


Mr. Davidson, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since its inception in August 1994. He joined American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.


SCOTT A. MOORE


Mr. Moore, Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri-Columbia. He is a Chartered Financial Analyst.



10        American Century Investments                           1-800-345-3533


FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                   American Century Investments        11



INVESTING WITH AMERICAN CENTURY


ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies


*  fund choices


*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.


[left margin]

[graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


 12       American Century Investments                           1-800-345-3533


ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


www.americancentury.com                   American Century Investments     13


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

The funds pay distributions of substantially all of their income quarterly. Distributions from realized capital gains are paid annually, usually in December. They may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


14       American Century Investments                             1-800-345-3533


TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Fund distributions may consist of income earned by the funds from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:



Type of Distribution         Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
----------------------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate      Ordinary income rate
----------------------------------------------------------------------------------------
Long-term capital gains      10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.


[left margin]


[graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.



www.americancentury.com                   American Century Investments    15


MULTIPLE CLASS INFORMATION


American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or 12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at


*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



16        American Century Investments                           1-800-345-3533


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.


On a per-share basis, the tables include as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


The tables also include some key statistics for the period as appropriate


* TOTAL RETURN --the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets


* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the fiscal year ended March 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.



 www.americancentury.com                   American Century Investments    17



VALUE FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                              1999         1998           1997(1)

Net Asset Value, Beginning of Period .................. $     7.73   $     6.58     $     6.71
                                                        ----------   ----------     ----------
Income From Investment Operations
  Net Investment Income(2) ............................       0.06         0.08           0.05
 Net Realized and Unrealized Gain (Loss) on
 Investment Transactions ..............................      (0.80)        2.35           0.48
                                                        ----------   ----------     ----------
   Total From Investment Operations ...................      (0.74)        2.43           0.53
                                                        ----------   ----------     ----------
Distributions
  From Net Investment Income ..........................      (0.07)       (0.08)         (0.05)
  In Excess of Net Investment Income ..................       --           --            --(3)
  From Net Realized Gains on Investment Transactions ..      (1.15)       (1.20)         (0.61)
                                                        ----------   ----------     ----------
  Total Distributions .................................      (1.22)       (1.28)         (0.66)
                                                        ----------   ----------     ----------
Net Asset Value, End of Period ........................ $     5.77   $     7.73     $     6.58
                                                        ==========   ==========     ==========
  Total Return(4) .....................................     (10.09)%      39.60%          8.07%

Ratios/Supplemental Data
                                                              1999         1998           1997(1)

Ratio of Operating Expenses to Average Net Assets .....       1.25%        1.25%          1.25%(5)
Ratio of Net Investment Income to Average Net Assets ..       0.94%        1.13%          1.50%(5)
Portfolio Turnover Rate ...............................        130%         130%           111%
Net Assets, End of Period (in thousands) .............. $   54,277   $   56,118     $   29,250

(1)  October 2, 1996 (commencement of sale) through March 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Per share amount was less than $0.005.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(5) Annualized.


18        American Century Investments                            1-800-345-3533


EQUITY INCOME FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                                                               1999         1998           1997(1)

Net Asset Value, Beginning of Period ................................... $     7.16   $     6.31     $     6.57
                                                                         ----------   ----------     ----------
Income From Investment Operations
  Net Investment Income(2) .............................................       0.21         0.23           0.02
  Net Realized and Unrealized Gain (Loss) on Investment Transactions ...      (0.24)        2.00          (0.21)
                                                                         ----------   ----------     ----------
  Total From Investment Operations .....................................      (0.03)        2.23          (0.19)
                                                                         ----------   ----------     ----------
Distributions
  From Net Investment Income ...........................................      (0.22)       (0.22)         (0.07)
  In Excess of Net Investment Income ...................................       --           --            --(3)
  From Net Realized Gains on Investment Transactions ...................      (0.96)       (1.16)          --
                                                                         ----------   ----------     ----------
  Total Distributions ..................................................      (1.18)       (1.38)         (0.07)
                                                                         ----------   ----------     ----------
Net Asset Value, End of Period ......................................... $     5.95   $     7.16     $     6.31
                                                                         ==========   ==========     ==========
  Total Return(4) ......................................................      (0.75)%      37.71%         (2.89)%

Ratios/Supplemental Data
                                                                               1999         1998           1997(1)

Ratio of Operating Expenses to Average Net Assets ......................       1.25%        1.25%          1.25%(5)
Ratio of Net Investment Income to Average Net Assets ...................       3.06%        3.27%          1.64%(5)
Portfolio Turnover Rate ................................................        180%         158%           159%
Net Assets, End of Period (in thousands) ............................... $   12,251   $      731     $       18

(1)  March 7, 1997 (commencement of sale) through March 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Per share amount was less than $0.005.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(5) Annualized.


 www.americancentury.com                     American Century Investments    19


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next pages itemize what contributed to the changes in share price during the period.

On a per-share basis, the tables include as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The tables also include some key statistics for the period as appropriate

* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the fiscal year ended March 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.


 20       American Century Investments                           1-800-345-3533


VALUE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data
                                                                1999            1998            1997            1996           1995

Net Asset Value, Beginning of Year ....................$        7.73   $        6.58   $        6.32   $        5.46  $        4.98
                                                       -------------   -------------   -------------   -------------  -------------
Income From Investment Operations
  Net Investment Income(1) ............................         0.08            0.10            0.12            0.13           0.12
 Net Realized and Unrealized Gain (Loss)
    on Investment Transactions ........................        (0.80)           2.35            0.87            1.34           0.75
                                                       -------------   -------------   -------------   -------------  -------------
  Total From Investment Operations ....................        (0.72)           2.45            0.99            1.47           0.87
                                                       -------------   -------------   -------------   -------------  -------------
Distributions
  From Net Investment Income ..........................        (0.09)          (0.10)          (0.12)          (0.12)         (0.12)
  In Excess of Net Investment Income ..................         --              --             --(2)           (0.01)          --
  From Net Realized Gains on Investment Transactions ..        (1.15)          (1.20)          (0.61)          (0.48)         (0.27)
                                                       -------------   -------------   -------------   -------------  -------------
  Total Distributions .................................        (1.24)          (1.30)          (0.73)          (0.61)         (0.39)
                                                       -------------   -------------   -------------   -------------  -------------
Net Asset Value, End of Year ..........................$        5.77   $        7.73   $        6.58   $        6.32  $        5.46
                                                       =============   =============   =============   =============  =============
  Total Return(3) .....................................        (9.88)%         39.94%          15.92%          28.06%         18.56%

Ratios/Supplemental Data
                                                                1999            1998            1997            1996           1995

Ratio of Operating Expenses to Average Net Assets .....         1.00%           1.00%           1.00%           0.97%          1.00%
Ratio of Net Investment Income to Average Net Assets ..         1.19%           1.38%           1.86%           2.17%          2.65%
Portfolio Turnover Rate ...............................          130%            130%            111%            145%            94%
Net Assets, End of Year (in thousands) ................$   1,719,367   $   2,713,562   $   1,743,582   $     881,885  $     348,281

(1) Computed using average shares outstanding throughout the period.

(2) Per share amount was less than $0.005.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.


www.americancentury.com                       American Century Investments    21


SMALL CAP VALUE FUND

Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                       1999(1)

Net Asset Value, Beginning of Period ........................... $     5.00
                                                                 ----------
Income From Investment Operations
  Net Investment Income(2) .....................................       0.03
  Net Realized and Unrealized Loss on Investment Transactions ..      (0.24)
                                                                 ----------
  Total From Investment Operations .............................      (0.21)
                                                                 ----------
Distributions
  From Net Investment Income ...................................      (0.02)
  From Net Realized Gains on Investment Transactions ...........      (0.02)
  In Excess of Net Realized Gains ..............................      (0.02)
                                                                 ----------
  Total Distributions ..........................................      (0.06)
                                                                 ----------
Net Asset Value, End of Period ................................. $     4.73
                                                                 ==========
  Total Return(3) ..............................................      (4.24)%

Ratios/Supplemental Data
                                                                       1999(1)

Ratio of Operating Expenses to Average Net Assets ..............       1.25%(4)
Ratio of Net Investment Income to Average Net Assets ...........       1.02%(4)
Portfolio Turnover Rate ........................................        153%
Net Assets, End of Period (in thousands) ....................... $   11,410

(1)  July 31, 1998 (inception of fund and class) through March 31, 1999.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(4) Annualized.


22     American Century Investments           1-800-345-3533


EQUITY INCOME FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                                               1999          1998          1997          1996            1995(1)

Net Asset Value, Beginning of Period .................. $      7.15   $      6.31   $      6.10   $      5.42     $      5.00
                                                        -----------   -----------   -----------   -----------     -----------
Income From Investment Operations
  Net Investment Income(2) ............................        0.22          0.25          0.22          0.20            0.09
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions .............................       (0.23)         1.99          0.75          1.13            0.44
                                                        -----------   -----------   -----------   -----------     -----------
  Total From Investment Operations ....................       (0.01)         2.24          0.97          1.33            0.53
                                                        -----------   -----------   -----------   -----------     -----------
Distributions
  From Net Investment Income ..........................       (0.23)        (0.24)        (0.21)        (0.19)          (0.09)
  In Excess of Net Investment Income ..................        --            --           --(3)         (0.01)           --
  From Net Realized Gains on Investment Transactions ..       (0.96)        (1.16)        (0.55)        (0.45)          (0.02)
                                                        -----------   -----------   -----------   -----------     -----------
  Total Distributions .................................       (1.19)        (1.40)        (0.76)        (0.65)          (0.11)
                                                        -----------   -----------   -----------   -----------     -----------
Net Asset Value, End of Period ........................ $      5.95   $      7.15   $      6.31   $      6.10     $      5.42
                                                        ===========   ===========   ===========   ===========     ===========
  Total Return(4) .....................................       (0.44)%       37.78%        16.24%        25.67%          10.69%

Ratios/Supplemental Data
                                                               1999          1998          1997          1996            1995(1)

Ratio of Operating Expenses to Average Net Assets .....        1.00%         1.00%         1.00%         0.98%           1.00%(5)
Ratio of Net Investment Income to Average Net Assets ..        3.31%         3.52%         3.46%         3.51%           4.04%(5)
Portfolio Turnover Rate ...............................         180%          158%          159%          170%             45%
Net Assets, End of Period (in thousands) .............. $   296,585   $   355,962   $   199,388   $   116,692     $    52,213

(1) August 1, 1994 (inception) through March 31, 1995.

(2) Computed using average shares outstanding throughout the period.

(3) Per share amount was less than $0.005.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(5) Annualized.


www.americancentury.com                        American Century Investments  23



NOTES



24        American Century Investments                           1-800-345-3533



NOTES



www.americancentury.com                   American Century Investments      25


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.



You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.


* On the Internet          www.sec.gov


* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-7820

                            [american century logo]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575


9907
SH-PRS-16636

[front cover]

                                AMERICAN CENTURY

                                   Prospectus

                                                               Equity Index Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[left margin]

                                                                   July 30, 1999
                                                                  INVESTOR CLASS

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

                                         Distributed by  Funds Distributor, Inc.



Dear Investor,


   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.


   Here's what you'll find:


   * The fund's primary investments and risks

   * A description of who may or may not want to invest in the fund


   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                 Sincerely,


                                 /s/Mark Killen
                                 Mark Killen
                                 Senior Vice President
                                 American Century Investment Services, Inc.


[left margin]

[american century logo (reg. sm)]
American
Century


American Century
Investments

P.O. Box 419200
Kansas City, MO
64141-6200




TABLE OF CONTENTS


An Overview of the Funds ..................................................   2
Fees and Expenses .........................................................   3
Information about the Funds ...............................................   4
Management ................................................................   6
Investing with American Century ...........................................   8
Share Price and Distributions .............................................  12
Taxes .....................................................................  13
Multiple Class Information ................................................  14
Financial Highlights ......................................................  15


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.


                                                    American Century Investments


AN OVERVIEW OF THE FUNDS


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


Equity Index seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The fund seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500 Index). The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index. To build this portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. A more detailed description of the fund's investment strategies and risks begins on page 4.


The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.


The fund's ability to match the performance of the S&P 500 Index may be affected by many factors. The fund managers will use cash flows from purchase and redemption activity to maintain, to the extent feasible, the similarity of the fund's portfolio to the investment characteristics of the S&P 500 Index. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in companies in the same industry or economic sector. As a result, the fund may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.


WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the risks associated with the fund's investment strategy

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with the fund's investment strategy

*  uncomfortable with short-term volatility in the value of your investment


PERFORMANCE HISTORY

Because Equity Index is a new fund, a full calendar year of performance history is not available as of the date of this prospectus.


[left margin]


[graphic of pointing index finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[graphic of pointing index finger]
For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.



2   American Century Investments                             1-800-345-2021


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


               Management  Distribution and       Other      Total Annual Fund
               Fee         Service (12b-1) Fees   Expenses   Operating Expenses
-------------------------------------------------------------------------------
Equity Index   0.49%       None                   0.00%(1)   0.49%

(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                                        1 year         3 years
-----------------------------------------------------------------------------
Equity Index                            $50            $157



[left margin]

[graphic of pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


www.americancentury.com                    American Century Investments   3


INFORMATION ABOUT THE FUND


EQUITY INDEX FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Equity Index seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Index. The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.


To build this investment portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.


The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks to be included in the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's total MARKET CAPITALIZATION relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P 500 Index.


When the fund managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.


"Standard & Poor's(reg.tm)," "S&P 500(reg.tm)" and "S&P(reg.tm)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American Century. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Inclusion of a security in the S&P 500 Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

Additional information about the fund's investments is available in its annual report. In this report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get this report at no cost by calling us

[left margin]


[graphic of pointing index finger]
The MARKET CAPITALIZATION of a company is the number of its outstanding shares times the share price.



4   American Century Investments                             1-800-345-2021


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The fund managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.


It is intended that Equity Index will be diversified to the extent that the S&P 500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.



www.americancentury.com                    American Century Investments   5


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.49% of the average net assets of the Investor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


[left margin]

[graphic of pointing index finger]
CODE OF ETHICS


American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.



6    American Century Investments                             1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                   American Century Investments   7


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES


Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.


SELL SHARES

Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT


Send a signed, completed application and check or money order payable to American Century Investments.


EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES


Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.


--------------------------------------------------------------------------------
ONLINE
www.americancentury.com

[graphic of a computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.


8   American Century Investments                             1-800-345-2021


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.


--------------------------------------------------------------------------------
BY WIRE


[graphic of pointing index finger] Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed.
Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT


Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information.

* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+ For additional investments only


MAKE ADDITIONAL INVESTMENTS


Follow the wire instructions provided in the "Open an account" section.


SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES


Not available.


--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES


Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.


MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments and sell or exchange shares.


4500 Main St.
Kansas City, Missouri
8 a.m. to 5 p.m., Monday - Friday


1665 Charleston Road
Mountain View, California
8:30 a.m. to 5 p.m., Monday - Friday

4917 Town Center Drive
Leawood, Kansas
8 a.m. to 6 p.m., Monday - Friday
8 a.m. to noon, Saturday

9445 East County Line Road, Suite A
Englewood, Colorado
8 a.m. to 6 p.m., Monday - Friday
8 a.m. to noon, Saturday


www.americancentury.com                   American Century Investments   9


MINIMUM INITIAL INVESTMENT AMOUNTS


To open an account, the minimum investments are:
--------------------------------------------------------------------------
Individual or Joint                                   $10,000
--------------------------------------------------------------------------
Traditional IRA                                       $10,000
--------------------------------------------------------------------------
Roth IRA                                              $10,000
--------------------------------------------------------------------------
Education IRA                                         N/A
--------------------------------------------------------------------------
UGMA/UTMA                                             $10,000
--------------------------------------------------------------------------
403(b)                                                No minimum
--------------------------------------------------------------------------
Qualified Retirement Plans                            $10,000(1)


(1) The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.


ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


10  American Century Investments                             1-800-345-2021



INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.


[left margin]

[graphic of pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


www.americancentury.com                   American Century Investments   11


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.


The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


12    American Century Investments                             1-800-345-2021


TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution          Tax Rate for 15% Bracket   Tax Rate for 28%
Bracket or Above
------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate       Ordinary income rate
------------------------------------------------------------------------------
Long-term capital gains       10%                        20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.


[left margin]

[graphic of pointing index finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


www.americancentury.com                   American Century Investments   13


MULTIPLE CLASS INFORMATION

American   Century   offers  two  classes  of  the  fund:   Investor  Class  and
Institutional Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other class of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


14   American Century Investments                             1-800-345-2021


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate


* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions


*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the fiscal period ended March 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



www.americancentury.com                   American Century Investments   15



EQUITY INDEX FUND

Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                         1999(1)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ................................   $5.00
                                                                      ---------
Income From Investment Operations
  Net Investment Income(2) ..........................................    0.01
  Net Realized and Unrealized Gain on Investment Transactions .......    0.19
                                                                      ---------
  Total From Investment Operations ..................................    0.20
                                                                      ---------
Net Asset Value, End of Period ......................................   $5.20
                                                                      =========
  Total Return(3) ...................................................   4.00%

Ratios/Supplemental Data
                                                                         1999(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets ...................  0.49%(4)

Ratio of Net Investment Income to Average Net Assets ................  1.13%(4)

Portfolio Turnover Rate .............................................        0%

Net Assets, End of Period (in thousands) ............................   $17,010

(1) February 26, 1999 (inception) through March 31, 1999.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any. Total return for periods less than one year are not annualized.

(4) Annualized.



16     American Century Investments                             1-800-345-2021



NOTES


www.americancentury.com                   American Century Investments  17


[back cover]


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


Annual and Semiannual Reports


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


Statement of Additional Information (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                            the documents.)

Investment Company Act File No. 811-7820

                        [american century logo (reg. sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

9907
SH-PRS-16854

[front cover]

                                AMERICAN CENTURY

                                   Prospectus

                                                               Equity Index Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[left margin]

                                                                   July 30, 1999
                                                             INSTITUTIONAL CLASS

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

                                         Distributed by  Funds Distributor, Inc.



Dear Investor,


   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.


   Here's what you'll find:


   * The fund's primary investments and risks

   * A description of who may or may not want to invest in the fund


   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms


   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.


                                Sincerely,

                                /s/Mark Killen
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century


                                American Century
                                   Investments

                                 P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385


TABLE OF CONTENTS


An Overview of the Fund ..................................................    2
Fees and Expenses .........................................................   3
Information about the Fund ...............................................    4
Management ................................................................   6
Investing with American Century ...........................................   8
Share Price and Distributions .............................................  11
Taxes .....................................................................  12
Multiple Class Information ................................................  13
Financial Highlights ......................................................  14


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.


                                                    American Century Investments


AN OVERVIEW OF THE FUNDS


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


Equity Index seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The fund seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P 500 Index). The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index. To build this portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. A more detailed description of the fund's investment strategies and risks begins on page 4.


The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.


The fund's ability to match the performance of the S&P 500 Index may be affected by many factors. The fund managers will use cash flows from purchase and redemption activity to maintain, to the extent feasible, the similarity of the fund's portfolio to the investment characteristics of the S&P 500 Index. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in companies in the same industry or economic sector. As a result, the fund may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.


WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with the risks associated with the fund's investment strategy

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with the fund's investment strategy

*  uncomfortable with short-term volatility in the value of your investment


PERFORMANCE HISTORY

Because Equity Index is a new fund, a full calendar year of performance history is not available as of the date of this prospectus.


[left margin]


[graphic of pointing index finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[graphic of pointing index finger]
For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.



2   American Century Investments                             1-800-345-3533


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

* to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


               Management  Distribution and       Other      Total Annual Fund
               Fee         Service (12b-1) Fees   Expenses   Operating Expenses
-------------------------------------------------------------------------------
Equity Index   0.29%       None                   0.00%(1)   0.29%

(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                                               1 year         3 years
--------------------------------------------------------------------------------
Equity Index                                   $30            $93

[left margin]


[graphic of pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.



www.americancentury.com                    American Century Investments   3


INFORMATION ABOUT THE FUND


EQUITY INDEX FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Equity Index seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Index. The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.


To build this investment portfolio, the fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.


The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks to be included in the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's total MARKET CAPITALIZATION relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P 500 Index.


When the fund managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.


"Standard & Poor's(reg.tm)," "S&P 500(reg.tm)" and "S&P(reg.tm)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American Century. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Inclusion of a security in the S&P 500 Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

Additional information about the fund's investments is available in its annual report. In this report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get this report at no cost by calling us.

[left margin]


The MARKET CAPITALIZATION of a company is the number of its outstanding shares times the share price.



4     American Century Investments                             1-800-345-3533


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The fund managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.


It is intended that Equity Index will be diversified to the extent that the S&P 500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.


Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.



www.americancentury.com                    American Century Investments   5


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.29% of the average net assets of the Institutional Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


[left margin]

[graphic of pointing index finger]

CODE OF ETHICS


American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.



6   American Century Investments                             1-800-345-3533


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                   American Century Investments   7



INVESTING WITH AMERICAN CENTURY


ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.


REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed on the next page when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


8     American Century Investments                             1-800-345-3533



WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Service Representative
1-800-345-3533


[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

OPEN AN ACCOUNT


Send a signed, completed application and check or money order payable to American Century Investments.


EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
BY WIRE


[graphic of pointing index finger] Please remember that if you request redemptions by wire, $10 will be deducted from the amount wired. Your bank also may charge a fee.


[graphic of a wire machine]

OPEN AN ACCOUNT


Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information.

* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+ For additional investments only


MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in a circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES


Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.


MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES


If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.



www.americancentury.com                   American Century Investments   9


ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.


[left margin]

[graphic of pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


10    American Century Investments                             1-800-345-3533


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cutoff time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.


The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

[graphic of pointing index finger]
The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


www.americancentury.com                   American Century Investments   11


TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution            Tax Rate for 15% Bracket   Tax Rate for 28%
Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains        Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains         10%                  20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.


[left margin]

[graphic of pointing index finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


12   American Century Investments                             1-800-345-3533


MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and Institutional Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.


The Investor Class, which has no up-front or deferred charges, commissions or 12b-1 fees, is offered primarily to retail investors. The Investor Class has different fees, expenses and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-2021 or contact a sales representative or financial intermediary who offers that class of shares.


Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


www.americancentury.com                   American Century Investments   13


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the fiscal period ended March 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



14   American Century Investments                              1-800-345-3533



EQUITY INDEX FUND

Institutional Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                         1999(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..............................     $5.00
                                                                      ----------
Income From Investment Operations
  Net Investment Income(2) ........................................      0.01
  Net Realized and Unrealized Gain on Investment Transactions .....      0.19
                                                                      ----------
  Total From Investment Operations ................................      0.20
                                                                      ----------
Net Asset Value, End of Period ....................................     $5.20
                                                                      ==========
  Total Return(3) .................................................     4.00%

Ratios/Supplemental Data
                                                                         1999(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets .................  0.29%(4)

Ratio of Net Investment Income to Average Net Assets ..............  1.33%(4)

Portfolio Turnover Rate ...........................................        0%

Net Assets, End of Period (in thousands) ..........................   $264,58

(1) February 26, 1999 (inception) through March 31, 1999.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any. Total return for periods less than one year are not annualized.

(4) Annualized.



www.americancentury.com                   American Century Investments   15


NOTES


16   American Century Investments                             1-800-345-3533


NOTES


www.americancentury.com                   American Century Investments   17


[back cover]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.



You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).


* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.


* On the Internet          www.sec.gov


* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                            the documents.)

Investment Company Act File No. 811-7820

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

9907
SH-PRS-16855

AMERICAN CENTURY

Prospectus

                               Real Estate Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

                                                                   July 30, 1999
                                                                  INVESTOR CLASS

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                      TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                                  Distributed by
                                                         Funds Distributor, Inc.


[inside front cover]


Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The fund's primary investments and risks

   * A description of who may or may not want to invest in the fund

   * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the fund's benchmark

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.


                                Sincerely,

                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

                        [american century logo (reg. sm)]
                                    American
                                     Century

                                American Century
                                   Investments

                                 P.O. Box 419200
                                 Kansas City, MO
                                   64141-6200




TABLE OF CONTENTS


An Overview of the Fund ...................................................    2
Fund Performance History ..................................................    3
Fees and Expenses .........................................................    4
Information about the Fund ................................................    5
Management ................................................................    7
Investing with American Century ...........................................   10
Share Price and Distributions .............................................   14
Taxes .....................................................................   15
Multiple Class Information ................................................   17
Financial Highlights ......................................................   18


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special information and helpful tips.


                          American Century Investments


AN OVERVIEW OF THE FUND


WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The Real Estate Fund seeks long-term capital appreciation. Income is a secondary objective.


WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors. A more detailed description of the fund's investment strategies and risks begins on page 5.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.


An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.


WHO MAY WANT TO INVEST IN THE FUND?


The fund may be a good investment if you are


*  seeking long-term capital growth and current income from your investment

* seeking diversification of your investment portfolio through an investment in real estate securities

*  comfortable   with  the  risks  associated  with  investing  in  real  estate securities

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?


The fund may not be a good investment if you are


*  investing for a short period of time

*  uncomfortable with the risks associated with investments in real estate

*  uncomfortable with short-term volatility in the value of your investment


[left margin]
[graphic of finger pointing]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



2        American Century Investments                             1-800-345-2021


FUND PERFORMANCE HISTORY

REAL ESTATE FUND

Average Total Returns (1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart data below]
1996     40.81%
1997     25.21%
1998    -18.10%


(1) As of June 30, 1999, the end of the most recent calendar quarter, the Real Estate Fund's year-to-date return was 7.44% .


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                        Highest                        Lowest
--------------------------------------------------------------------------------
Real Estate Fund        19.92% (4Q 1996)               -13.35% (3Q 1998)


Average Annual Returns


The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1998   1 year         Life of Fund (1)
------------------------------------------------------------------------------
Real Estate Fund                                -18.10%              13.54%
Wilshire REIT Index                             -16.96%              11.32%(2)


(1) The inception date for the Real Estate Fund is September 21, 1995.

(2) Benchmark from September 30, 1995.


[left margin]
[graphic of finger pointing]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.


[graphic of finger pointing]
For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


www.americancentury.com                    American Century Investments      3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares


The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                 Management   Distribution and      Other     Total Annual Fund
                 Fee          Service (12b-1) Fees  Expenses  Operating Expenses
--------------------------------------------------------------------------------
Real Estate Fund 1.20%        None                  0.00%(1)  1.20%


(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                   1 year         3 years        5 years         10 years
--------------------------------------------------------------------------------

Real Estate Fund    $122           $380           $657             $1,447

[left margin]
[graphic of finger pointing]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


4        American Century Investments                             1-800-345-2021


INFORMATION ABOUT THE FUND

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?


The Real Estate Fund seeks long-term capital appreciation. Income is a secondary objective.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.


To find these issuers, the fund managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, they use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the fund managers believe will be the most profitable to the fund. The fund managers also consider the effect of the real estate securities markets in general when making investment decisions.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in EQUITY SECURITIES of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

When the fund managers believe that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, foreign securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.


Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT IS A REIT?


A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.


If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

[left margin]

EQUITY  SECURITIES   include  common  stock,   preferred  stock  and  securities
convertible into common stock.


www.americancentury.com                    American Century Investments      5


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.



6        American Century Investments                             1-800-345-2021


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor


THE INVESTMENT ADVISOR


The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.20% of the average net assets of the Investor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.



www.americancentury.com                   American Century Investments       7


THE FUND MANAGEMENT TEAM


American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc. has, in turn, hired RREEF America, L.L.C. to make the day-to-day investment decisions for the fund. RREEF America performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.


The portfolio managers on the investment team are identified below:

KIM G. REDDING


Mr. Redding, Portfolio Manager, is a Senior Vice President of RREEF America. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and was previously the President of Redding, Melchor & Company, an investment advisor. He has been managing portfolios of real estate securities since 1987.


KAREN J. KNUDSON


Ms. Knudson, Portfolio Manager, is a Senior Vice President of RREEF America. Prior to joining RREEF, she was a Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor. She has more than 16 years of real estate investment experience, specializing in real estate investment trusts.


The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

MARK MALLON


Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst

[left margin]
[graphic of finger pointing]
CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.



8        American Century Investments                             1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES


Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.


Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



www.americancentury.com                   American Century Investments    9


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations 1-800-345-2021

Business, Not-For-Profit and  Employer-Sponsored  Retirement Plans
1-800-345-3533

Automated Information Line 1-800-345-8765

[illustration of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200 Kansas City, MO 64141-6200

Fax
816-340-7962

[illustration of envelope]

OPEN AN ACCOUNT


Send a signed, completed application and check or money order payable to American Century Investments.


EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES


Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.


--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[illustration of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.


10        American Century Investments                            1-800-345-2021


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES


When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.



--------------------------------------------------------------------------------

BY WIRE


[graphic of finger pointing]
Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[illustration of wire machine]

OPEN AN ACCOUNT


Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information

* Our bank information:


       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)

+ For additional investments only

MAKE ADDITIONAL INVESTMENTS


Follow the wire instructions provided in the "Open an account" section.


SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES


Not available.


--------------------------------------------------------------------------------
AUTOMATICALLY

[illustration of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES


Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.



MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON

[illustration of a person]

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments and sell or exchange shares.


4500 Main St.                                4917 Town Center Drive
Kansas City, Missouri                        Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday         8 a.m. to 6 p.m., Monday -- Friday
                                             8 a.m. to noon, Saturday


1665 Charleston Road                         9445 East County Line Road, Suite A
Mountain View, California                    Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday            8 a.m. to 6 p.m., Monday- Friday
                                             8 a.m. to noon, Saturday


www.americancentury.com                 American Century Investments          11


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $2,500
--------------------------------------------------------------------------------
Traditional IRA                                             $1,000
--------------------------------------------------------------------------------
Roth IRA                                                    $1,000
--------------------------------------------------------------------------------
Education IRA                                               $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $1,000
--------------------------------------------------------------------------------
403(b)                                                      No minimum
--------------------------------------------------------------------------------
Qualified Retirement Plans                                  $2,500(1)

(1 ) The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.


ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


12        American Century Investments                            1-800-345-2021



INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.


[left margin]
[graphic of finger pointing]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


www.americancentury.com                   American Century Investments       13


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.


If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.


We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.


Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.


CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


14        American Century Investments                            1-800-345-2021


TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term, long term or UNRECAPTURED
SECTION 1250 CAPITAL GAINS, and are taxed as follows:

Type of Distribution         Tax Rate for              Tax Rate for
                             15% Bracket               28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains      10%                       20%
--------------------------------------------------------------------------------
Unrecaptured Section         Ordinary income rate      25%
1250 capital gains

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.


Additionally, the fund may receive distributions of unrecaptured Section 1250 capital gains from REITs. To the extent the fund receives such distributions, unrecaptured Section 1250 capital gains will be distributed to shareholders of the fund.


Because of the nature of REIT investments, REITs may generate significant non-cash deductions, such as depreciation on real estate holdings, while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash flow than it has taxable income, a RETURN OF CAPITAL results. The fund may pay a return of capital distribution to its shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.


[left margin]
[graphic of finger pointing]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


UNRECAPTURED SECTION 1250 CAPITAL GAINS, named for the Internal Revenue Code section that describes them, are frequently realized upon the sale of real estate and are subject to a maximum tax rate of 25%. These gains are received by the fund from its REIT securities and are then subsequently passed through to shareholders.


A RETURN OF CAPITAL represents the return of a portion of a shareholder's original investment that is generally non-taxable when distributed, or returned, to the investor.



www.americancentury.com                   American Century Investments       15



Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end, American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.


Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.



16        American Century Investments                            1-800-345-2021


MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.


American Century offers the other classes of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.


Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


www.americancentury.com                   American Century Investments      17


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate


* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions


*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the fiscal year ended March 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



18           American Century Investments                         1-800-345-2021



REAL ESTATE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data
                                                             1999       1998(1)         1997(1)       1996(1)       1995(1)(2)



Net Asset Value, Beginning of Period ..................  $   16.12    $   16.06       $   12.29     $    9.82      $     10.00

Income From Investment Operations
  Net Investment Income ...............................       0.73         0.25(3)         0.67(3)       0.55             0.07

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..........................      (4.09)        0.26            4.13          2.27            (0.25)
                                                             -----         ----            ----          ----            -----

  Total From Investment Operations ....................      (3.36)        0.51            4.80          2.82            (0.18)
                                                             -----         ----            ----          ----            -----

Distributions
  From Net Investment Income ..........................      (0.54)       (0.18)          (0.48)        (0.35)            --
  From Net Realized Gains on
  Investment Transactions .............................      (0.12)       (0.27)          (0.55)         --               --
                                                             -----        -----           -----

  Total Distributions .................................      (0.66)       (0.45)          (1.03)        (0.35)            --
                                                             -----        -----           -----         -----

Net Asset Value, End of Period ........................  $   12.10    $   16.12       $   16.06     $   12.29      $      9.82
                                                         =========    =========       =========     =========      ===========

  Total Return(4) .....................................     (21.04)%       3.26%          40.69%        29.28%           (1.80)%

Ratios/Supplemental Data
                                                              1999         1998(1)         1997(1)       1996(1)          1995(1)(2)

Ratio of Operating Expenses to Average Net Assets .....       1.20%        1.15%(5)        1.17%         1.00%            1.50%(5)
Ratio of Operating Expenses to Average Net Assets
(before expense waivers and reimbursements)(6) ........       1.20%        1.20%(5)        1.82%         6.83%           14.83%(5)
Ratio of Net Investment Income to Average Net Assets ..       5.41%        3.75%(5)        4.48%         5.84%            6.66%(5)
Ratio of Net Investment Income to Average Net Assets
(before expense waivers and reimbursements)(6) ........       5.41%        3.70%(5)        3.84%         0.01%      (6.67)%(5)
Portfolio Turnover Rate ...............................         66%          28%             69%           86%            --
Net Assets, End of Period (in thousands) ..............  $ 110,285    $ 135,922       $  76,932     $   7,209      $     2,983

(1) The period ended March 31, 1998 represents a five month reporting period. The fund's fiscal year end was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2)  September 21, 1995 (inception) through October 31, 1995.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6) During the periods ended October 31, 1996 and October 31, 1995 and for a portion of the period ended October 31, 1997, the advisor voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund. Also, prior to the unified management fee structure, effective June 13, 1997, the custodian offset part of its fees for balance credits given to the fund. During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.



www.americancentury.com                American Century Investments          19



NOTES


20       American Century Investments                             1-800-345-2021



NOTES


www.americancentury.com                   American Century Investments       21



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


Annual and Semiannual Reports


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


Statement of Additional Information (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-7820

                        [american century logo (reg. sm)]
                                    American
                                     Century


                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575


9907
SH-PRS-16638

AMERICAN CENTURY

Prospectus

                               Real Estate Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

                                                                   JULY 30, 1999
                                                             INSTITUTIONAL CLASS


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                      TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                                  Distributed by
                                                         Funds Distributor, Inc.




[inside front cover]

Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The fund's primary investments and risks

   * A description of who may or may not want to invest in the fund

   * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the fund's benchmark

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.


                                Sincerely,

                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.


[left margin]

                        [american century logo (reg. sm)]
                                    American
                                     Century


                               American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                  64141-6385


TABLE OF CONTENTS


An Overview of the Fund ....................................................   2
Fund Performance History ...................................................   3
Fees and Expenses ..........................................................   4
Information about the Fund .................................................   5
Management .................................................................   7
Investing with American Century ............................................  10
Share Price and Distributions ..............................................  13
Taxes ......................................................................  14
Multiple Class Information .................................................  16
Financial Highlights .......................................................  17
Performance Information of Other Class .....................................  19



[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.


[graphic of finger pointing]
This symbol highlights special information and helpful tips.


                          American Century Investments



AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The Real Estate Fund seeks long-term capital appreciation. Income is a secondary objective.


WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors. A more detailed description of the fund's investment strategies and risks begins on page 5.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.


An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.


WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth and current income from your investment

* seeking diversification of your investment portfolio through an investment in real estate securities

*  comfortable   with  the  risks  associated  with  investing  in  real  estate securities

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

 The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with investments in real estate

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of finger pointing]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2        American Century Investments                           1-800-345-3533


FUND PERFORMANCE HISTORY

REAL ESTATE FUND

Average Total Returns (1)

The following bar chart shows the performance of the fund's Institutional Class shares for each full calendar year in the life of the class.

[bar chart data below]
1998        -17.86%


(1) As of June 30, 1999, the end of the most recent calendar quarter, the Real Estate Fund's year-to-date return was 0.96%.


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                        Highest                        Lowest
--------------------------------------------------------------------------------
Real Estate Fund        12.15% (4Q 1998)               -13.23% (3Q 1998)


Average Annual Returns


The following table shows the average annual total returns of the fund's Institutional Class shares for the periods indicated during the life of the class. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.


For the calendar year ended December 31, 1998      1 year       Life of Fund (1)
------------------------------------------------------------------------------
Real Estate Fund                                   -17.86%      -2.05%

Wilshire REIT Index                                -16.96%      -4.06%(2)


(1) The inception date for the Institutional Class of the Real Estate Fund is June 16, 1997.


(2) Benchmark from June 30, 1997.

Performance Information of Other Class


The original class of shares of the fund was the Investor Class. For information about the historical performance of the original class of shares, see page 19.


[left margin]

[graphic of finger pointing]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.


[graphic of finger pointing]
For current performance information, please call us at 1-800-345-3533.


www.americancentury.com                    American Century Investments       3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

* to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                Management   Distribution and      Other      Total Annual Fund
                Fee          Service (12b-1) Fees  Expenses   Operating Expenses
--------------------------------------------------------------------------------
Real Estate
  Fund          1.00%        None                  0.00%(1)   1.00%

(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                        1 year        3 years        5 years       10 years
-----------------------------------------------------------------------------
Real Estate Fund        $102          $318           $551          $1,219

[left margin]

[graphic of finger pointing]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


4        American Century Investments                           1-800-345-3533


INFORMATION ABOUT THE FUND

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?


The Real Estate Fund seeks long-term capital appreciation. Income is a secondary objective.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.


To find these issuers, the fund managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, they use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the fund managers believe will be the most profitable to the fund. The fund managers also consider the effect of the real estate securities markets in general when making investment decisions.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in EQUITY SECURITIES of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

When the fund managers believe that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, foreign securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.


Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT IS A REIT?


A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.


If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.


[left margin]

EQUITY  SECURITIES   include  common  stock,   preferred  stock  and  securities
convertible into common stock.


www.americancentury.com                    American Century Investments       5


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.



6        American Century Investments                           1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR


The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.00% of the average net assets of the Institutional Class shares of the fund. The amount of the management fee is calculated on a class- by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.



www.americancentury.com                   American Century Investments       7


THE FUND MANAGEMENT TEAM


American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc. has, in turn, hired RREEF America, L.L.C. to make the day-to-day investment decisions for the fund. RREEF America performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.


The portfolio managers on the investment team are identified below:

KIM G. REDDING


Mr. Redding, Portfolio Manager, is a Senior Vice President of RREEF America. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and was previously the President of Redding, Melchor & Company, an investment advisor. He has been managing portfolios of real estate securities since 1987.


KAREN J. KNUDSON


Ms. Knudson, Portfolio Manager, is a Senior Vice President of RREEF America. Prior to joining RREEF, she was a Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor. She has more than 16 years of real estate investment experience, specializing in real estate investment trusts.


The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

MARK MALLON


Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.



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[graphic of finger pointing]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


8        American Century Investments                           1-800-345-3533


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES


Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.


Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



www.americancentury.com                   American Century Investments       9



INVESTING WITH AMERICAN CENTURY


ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.


REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU


You automatically will have access to the services listed on the next page when you open your account. If you do not want these services, see "Conducting Business in Writing" below.


CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

10        American Century Investments                           1-800-345-3533


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE


Service Representative
1-800-345-3533


[illustration of telephone]

OPEN AN ACCOUNT


If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES


Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

[illustration of envelope]

OPEN AN ACCOUNT


Send a signed, completed application and check or money order payable to American Century Investments.


EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
BY WIRE

[graphic of finger pointing]
Please remember that if you request redemptions by wire, $10 will be deducted from the amount wired. Your bank also may charge a fee.

[illustration of wire machine]

OPEN AN ACCOUNT


Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information.


* Our bank information:

           Commerce Bank N.A.
           Routing No. 101000019
           Account No. 2804918

* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)

+For additional investments only

MAKE ADDITIONAL INVESTMENTS


Follow the wire instructions provided in the "Open an account" section.


SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
AUTOMATICALLY

[illustration of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS


With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.


SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.


www.americancentury.com                   American Century Investments       11


ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.



[left margin]

[graphic of finger pointing]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


12        American Century Investments                           1-800-345-3533


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.


If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.


We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cutoff time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.


CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.



www.americancentury.com                   American Century Investments       13


TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term, long term or UNRECAPTURED
SECTION 1250 CAPITAL GAINS, and are taxed as follows:

Type of Distribution         Tax Rate for              Tax Rate for 28%
                             15% Bracket               Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains      10%                       20%
--------------------------------------------------------------------------------
Unrecaptured Section         Ordinary income rate      25%
1250 capital gains

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.


Additionally, the fund may receive distributions of unrecaptured Section 1250 capital gains from REITs. To the extent the fund receives such distributions, unrecaptured Section 1250 capital gains will be distributed to shareholders of the fund.


Because of the nature of REIT investments, REITs may generate significant non-cash deductions, such as depreciation on real estate holdings, while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash flow than it has taxable income, a RETURN OF CAPITAL results. The fund may pay a return of capital distribution to its shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.



[left margin]


[graphic of finger pointing]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

UNRECAPTURED SECTION 1250 CAPITAL GAINS, named for the Internal Revenue Code section that describes them, are frequently realized upon the sale of real estate, and are subject to a maximum tax rate of 25%. These gains are received by the fund from its REIT securities and are then subsequently passed through to shareholders.

A RETURN OF CAPITAL represents the return of a portion of a shareholder's original investment that is generally non-taxable when distributed, or returned, to the investor.



14        American Century Investments                           1-800-345-3533



Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end, American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.


Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.



www.americancentury.com                   American Century Investments       15


MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.


The Investor Class, which has no up-front or deferred charges, commissions or 12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at


*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


16        American Century Investments                           1-800-345-3533


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last three fiscal years.


On a per-share basis, the table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets


* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the fiscal year ended March 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



www.americancentury.com                   American Century Investments       17



REAL ESTATE FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                              1999           1998(1)           1997(1)(2)

Net Asset Value, Beginning of Period ..................   $    16.12       $    16.06          $    14.24
                                                          ----------       ----------          ----------
Income From Investment Operations
  Net Investment Income(3) ............................         0.78             0.26                0.28
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..........................        (4.09)            0.26                1.63
                                                          ----------       ----------          ----------
  Total From Investment Operations ....................        (3.31)            0.52                1.91
                                                          ----------       ----------          ----------
Distributions
  From Net Investment Income ..........................        (0.58)           (0.19)              (0.09)
  From Net Realized Gains
  on Investment Transactions ..........................        (0.12)           (0.27)               --
                                                          ----------       ----------          ----------
  Total Distributions .................................        (0.70)           (0.46)              (0.09)
                                                          ----------       ----------          ----------
Net Asset Value, End of Period ........................   $    12.11       $    16.12          $    16.06
                                                          ==========       ==========          ==========
  Total Return(4) .....................................       (20.77)%           3.32%              13.40%

Ratios/Supplemental Data

                                                                1999             1998(1)             1997(1)(2)

Ratio of Operating Expenses to Average Net Assets .....         1.00%            0.95%(5)            1.00%(5)

Ratio of Operating Expenses to Average Net Assets
(before expense waivers and reimbursements)(6) ........         1.00%            1.00%(5)            1.00%(5)

Ratio of Net Investment Income to Average Net Assets ..         5.61%            4.00%(5)            4.85%(5)

Ratio of Net Investment Income to Average Net Assets
(before expense waivers and reimbursements)(6) ........         5.61%            3.95%(5)            4.85%(5)

Portfolio Turnover Rate ...............................           66%              28%                 69%

Net Assets, End of Period (in thousands) ..............   $   26,315       $   14,795          $   13,365

(1) The period ended March 31, 1998  represents a five month  reporting  period.
The fund's fiscal year was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2) June 16, 1997 (commencement of sale) through October 31, 1997.

(3) Computed using average shares outstanding throughout the period.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(5) Annualized.

(6) During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.


18        American Century Investments                           1-800-345-3533


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. If the Institutional Class had existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the fiscal year ended March 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


www.americancentury.com                   American Century Investments       19


REAL ESTATE FUND

Investor Class

For a Share Outstanding Throughout the Years (except as noted)

Per-Share Data

                                                     1999            1998(1)           1997(1)       1996(1)          1995(1)(2)

Net Asset Value, Beginning of Period ........ $     16.12       $     16.06       $     12.29      $      9.82     $     10.00
                                              -----------       -----------       -----------      -----------     -----------
Income From Investment Operations
  Net Investment Income .....................        0.73(3)           0.25(3)           0.67(3)          0.55            0.07
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ................       (4.09)             0.26              4.13             2.27           (0.25)
                                              -----------       -----------       -----------      -----------     -----------
  Total From Investment Operations ..........       (3.36)             0.51              4.80             2.82           (0.18)
                                              -----------       -----------       -----------      -----------     -----------
Distributions
  From Net Investment Income ................       (0.54)            (0.18)            (0.48)           (0.35)           --
  From Net Realized Gains on
  Investment Transactions ...................       (0.12)            (0.27)            (0.55)            --              --
                                              -----------       -----------       -----------      -----------     -----------
  Total Distributions .......................       (0.66)            (0.45)            (1.03)           (0.35)           --
                                              -----------       -----------       -----------      -----------     -----------
Net Asset Value, End of Period .............. $     12.10       $     16.12       $     16.06      $     12.29     $      9.82
                                              ===========       ===========       ===========      ===========     ===========
  Total Return(4) ...........................      (21.04)%            3.26%            40.69%           29.28%          (1.80)%

Ratios/Supplemental Data

                                                     1999              1998(1)           1997(1)          1996(1)         1995(1)(2)

Ratio of Operating Expenses
to Average Net Assets .......................        1.20%             1.15%(5)          1.17%            1.00%           1.50%(5)

Ratio of Operating Expenses
to Average Net Assets
(before expense waivers and
reimbursements)(6) ..........................        1.20%             1.20%(5)          1.82%            6.83%          14.83%(5)

Ratio of Net Investment Income
to Average Net Assets .......................        5.41%             3.75%(5)          4.48%            5.84%           6.66%(5)

Ratio of Net Investment Income
to Average Net Assets
(before expense waivers and
reimbursements)(6) ..........................        5.41%             3.70%(5)          3.84%            0.01%
(6.67)%(5)

Portfolio Turnover Rate .....................          66%               28%               69%              86%           --

Net Assets, End of Period (in thousands) .... $   110,285       $   135,922       $    76,932      $     7,209     $     2,983

(1) The period ended March 31, 1998  represents a five month  reporting  period.
The fund's fiscal year was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2) September 21, 1995 (inception) through October 31, 1995.

(3) Computed using average shares outstanding throughout the period.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(5) Annualized.

(6) During the periods ended October 31, 1996 and October 31, 1995 and for a portion of the period ended October 31, 1997, the advisor voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund.
Also, prior to the unified management fee structure, effective June 13, 1997, the custodian offset part of its fees for balance credits given to the fund.
During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.


20       American Century Investments                           1-800-345-3533



NOTES


www.americancentury.com                   American Century Investments       21



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-7820


                        [american century logo (reg. sm)]
                                    American
                                     Century



                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385


                         1-800-345-3533 or 816-531-5575


9907
SH-PRS-16640

AMERICAN CENTURY


Prospectus

                              Real Estate Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century


                                                                   JULY 30, 1999
                                                                   ADVISOR CLASS


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

                                                                  Distributed by
                                                         Funds Distributor, Inc.


[inside front cover]

Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The fund's primary investments and risks

   * A description of who may or may not want to invest in the fund

   * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the fund's benchmark

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.


                                Sincerely,

                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.


[left margin]

                        [american century logo (reg. sm)]
                                    American
                                     Century


                                American Century
                                   Investments

                                 P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385




TABLE OF CONTENTS


An Overview of the Fund ...................................................    2
Fund Performance History ..................................................    3
Fees and Expenses .........................................................    4
Information about the Fund ................................................    5
Management ................................................................    7
Investing with American Century ...........................................   10
Share Price and Distributions .............................................   12
Taxes .....................................................................   13
Multiple Class Information ................................................   15
Financial Highlights ......................................................   16
Performance Information of Other Class ....................................   18


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of finger pointing]
This symbol highlights special information and helpful tips.


                          American Century Investments



AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The Real Estate Fund seeks long-term capital appreciation. Income is a secondary objective.


WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in real estate securities. These securities include shares of real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors. A more detailed description of the fund's investment strategies and risks begins on page 5.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all funds, if you sell your shares when the value is less than the price you paid, you will lose money.


An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.


WHO MAY WANT TO INVEST IN THE FUND?


The fund may be a good investment if you are


*  seeking long-term capital growth and current income from your investment

* seeking diversification of your investment portfolio through an investment in real estate securities

*  comfortable   with  the  risks  associated  with  investing  in  real  estate securities

*  comfortable with the fund's short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?


The fund may not be a good investment if you are


*  investing for a short period of time

*  uncomfortable with the risks associated with investments in real estate

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of finger pointing]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2        American Century Investments                           1-800-345-3533


FUND PERFORMANCE HISTORY

REAL ESTATE FUND

When the Advisor Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

* Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of the fund

In addition, investors can examine the performance of the fund's Investor Class shares. The Investor Class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.


All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.


[left margin]


[graphic of finger pointing]
For current performance information, please call us at 1-800-345-3533.



www.americancentury.com                    American Century Investments       3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

*  to redeem your shares


The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


               Management   Distribution and       Other      Total Annual Fund
               Fee          Service (12b-1) Fees   Expenses   Operating Expenses
--------------------------------------------------------------------------------
Real Estate
  Fund         0.95%        0.50%                  0.00%(1)    1.45%

(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.


EXAMPLE


The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .


*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                             1 year       3 years       5 years       10 years
-----------------------------------------------------------------------------
Real Estate Fund             $147         $456          $788          $1,724

[left margin]


[graphic of finger pointing]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.



4        American Century Investments                           1-800-345-3533


INFORMATION ABOUT THE FUND

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?


The Real Estate Fund seeks long-term capital appreciation. Income is a secondary objective.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.


To find these issuers, the fund managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, they use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the fund managers believe will be the most profitable to the fund. The fund managers also consider the effect of the real estate securities markets in general when making investment decisions.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in EQUITY SECURITIES of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

When the fund managers believe that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, foreign securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.


Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT IS A REIT?


A real estate investment trust, or REIT, invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.


If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

[left margin]


EQUITY  SECURITIES   include  common  stock,   preferred  stock  and  securities
convertible into common stock.



www.americancentury.com                    American Century Investments       5


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


An investment in the fund may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a fund representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.



6        American Century Investments                           1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR


The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.95% of the average net assets of the Advisor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.



www.americancentury.com                   American Century Investments       7


THE FUND MANAGEMENT TEAM


American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc. has, in turn, hired RREEF America, L.L.C. to make the day-to-day investment decisions for the fund. RREEF America performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.


The portfolio managers on the investment team are identified below:

KIM G. REDDING


Mr. Redding, Portfolio Manager, is a Senior Vice President of RREEF America. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and was previously the President of Redding, Melchor & Company, an investment advisor. He has been managing portfolios of real estate securities since 1987.


KAREN J. KNUDSON


Ms. Knudson, Portfolio Manager, is a Senior Vice President of RREEF America. Prior to joining RREEF, she was a Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor. She has more than 16 years of real estate investment experience, specializing in real estate investment trusts.


The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

MARK MALLON


Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.



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[graphic of finger pointing]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


8       American Century Investments                           1-800-345-3533


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES


Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.


Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



www.americancentury.com                   American Century Investments       9



INVESTING WITH AMERICAN CENTURY


ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.



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[graphic of finger pointing]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


10        American Century Investments                           1-800-345-3533


ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


www.americancentury.com                   American Century Investments       11


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.


If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.


We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cutoff time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. It may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


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The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


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TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term, long term or UNRECAPTURED
SECTION 1250 CAPITAL GAINS, and are taxed as follows:

Type of Distribution         Tax Rate for              Tax Rate for
                             15% Bracket               28% Bracket or Above
------------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate      Ordinary income rate
------------------------------------------------------------------------------
Long-term capital gains      10%                       20%
------------------------------------------------------------------------------
Unrecaptured Section         Ordinary income rate      25%
1250 capital gains

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.


Additionally, the fund may receive distributions of unrecaptured Section 1250 capital gains from REITs. To the extent the fund receives such distributions, unrecaptured Section 1250 capital gains will be distributed to shareholders of the fund.


Because of the nature of REIT investments, REITs may generate significant non-cash deductions, such as depreciation on real estate holdings, while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash flow than it has taxable income, a RETURN OF CAPITAL results. The fund may pay a return of capital distribution to its shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of returned capital, which may result in a larger capital gain when you sell your shares. Although a return of capital generally is not taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.


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BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


UNRECAPTURED SECTION 1250 CAPITAL GAINS, named for the Internal Revenue Code section that describes them, are frequently realized upon the sale of real estate, and are subject to a maximum tax rate of 25%. These gains are received by the fund from its REIT securities and are then subsequently passed through to shareholders.


A RETURN OF CAPITAL represents the return of a portion of a shareholder's original investment that is generally non-taxable when distributed, or returned, to the investor.


www.americancentury.com                   American Century Investments       13



Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end, American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28.


Taxes on Transactions


Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.



14        American Century Investments                           1-800-345-3533


MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.


The Investor Class, which has no up-front or deferred charges, commissions or 12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at


*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES


Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure--Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.



www.americancentury.com                   American Century Investments       15


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate


* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions


*  EXPENSE RATIO -- operating expenses as a percentage of average net assets


* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the fiscal year ended March 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



16        American Century Investments                           1-800-345-3533



REAL ESTATE FUND

Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data

                                                                       1999(1)


Net Asset Value, Beginning of Period ........................      $  12.22
                                                                   --------
Income From Investment Operations
  Net Investment Income(2) ..................................          0.43
  Net Realized and Unrealized Loss
  on Investment Transactions ................................         (0.15)
                                                                   --------
  Total From Investment Operations ..........................          0.28
                                                                   --------
Distributions
  From Net Investment Income ................................         (0.28)
  From Net Realized Gains on
  Investment Transactions ...................................         (0.12)
                                                                   --------
  Total Distributions .......................................         (0.40)
                                                                   --------
Net Asset Value, End of Period ..............................      $  12.10
                                                                   ========
  Total Return(3) ...........................................          2.25%

Ratios/Supplemental Data

                                                                       1999(1)

Ratio of Operating Expenses to Average Net Assets ...........          1.45%(4)
Ratio of Net Investment Income to Average Net Assets ........          5.16%(4)
Portfolio Turnover Rate .....................................            66%
Net Assets, End of Period (in thousands) ....................      $    449

(1) October 6, 1998 (commencement of sale) through March 31,1999.

(2) Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any. Total return for periods less than one year are not annualized.

(4) Annualized.


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PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the period.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the fiscal year ended March 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


18       American Century Investments                           1-800-345-3533


REAL ESTATE FUND

Investor Class

For a Share Outstanding Throughout the Years (except as noted)

Per-Share Data

                                                     1999            1998(1)          1997(1)         1996(1)            1995(1)(2)

Net Asset Value, Beginning of Period ........ $     16.12     $     16.06      $     12.29     $      9.82        $     10.00
                                              -----------     -----------      -----------     -----------        -----------
Income From Investment Operations
  Net Investment Income .....................        0.73(3)         0.25(3)          0.67(3)         0.55               0.07
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ................       (4.09)           0.26             4.13            2.27              (0.25)
                                              -----------     -----------      -----------     -----------        -----------
  Total From Investment Operations ..........       (3.36)           0.51             4.80            2.82              (0.18)
                                              -----------     -----------      -----------     -----------        -----------
Distributions
  From Net Investment Income ................       (0.54)          (0.18)           (0.48)          (0.35)              --
  From Net Realized Gains on
  Investment Transactions ...................       (0.12)          (0.27)           (0.55)           --                 --
                                              -----------     -----------      -----------     -----------        -----------
  Total Distributions .......................       (0.66)          (0.45)           (1.03)          (0.35)              --
                                              -----------     -----------      -----------     -----------        -----------
Net Asset Value, End of Period .............. $     12.10     $     16.12      $     16.06     $     12.29        $      9.82
                                              ===========     ===========      ===========     ===========        ===========
  Total Return(4) ...........................      (21.04)%          3.26%           40.69%          29.28%             (1.80)%

Ratios/Supplemental Data

                                                     1999            1998(1)          1997(1)         1996(1)            1995(1)(2)

Ratio of Operating Expenses
to Average Net Assets .......................        1.20%           1.15%(5)         1.17%           1.00%              1.50%(5)

Ratio of Operating Expenses
to Average Net Assets
(before expense waivers and
reimbursements)(6) ..........................        1.20%           1.20%(5)         1.82%           6.83%             14.83%(5)

Ratio of Net Investment Income
to Average Net Assets .......................        5.41%           3.75%(5)         4.48%           5.84%              6.66%(5)

Ratio of Net Investment Income
to Average Net Assets
(before expense waivers and
reimbursements)(6) ..........................        5.41%           3.70%(5)         3.84%           0.01%
(6.67)%(5)

Portfolio Turnover Rate .....................          66%             28%              69%             86%              --

Net Assets, End of Period (in thousands) .... $   110,285     $   135,922      $    76,932     $     7,209        $     2,983

(1) The period ended March 31, 1998  represents a five month  reporting  period.
The fund's fiscal year was changed from October 31 to March 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2) September 21, 1995 (inception) through October 31, 1995.

(3) Computed using average shares outstanding throughout the period.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(5) Annualized.

(6) During the periods ended October 31, 1996 and October 31, 1995 and for a portion of the period ended October 31, 1997, the advisor voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund.
Also, prior to the unified management fee structure, effective June 13, 1997, the custodian offset part of its fees for balance credits given to the fund.
During the period ended March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.


www.americancentury.com                   American Century Investments       19



NOTES


20       American Century Investments                           1-800-345-3533



NOTES


www.americancentury.com                   American Century Investments       21



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


Annual and Semiannual Reports


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-7820

                        [american century logo (reg. sm)]
                                    American
                                     Century



                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385


                         1-800-345-3533 or 816-531-5575


9907
SH-PRS-16639

                                AMERICAN CENTURY

                        [american century logo(reg.sm)]
                                    American
                                    Century

                       Statement of Additional Information

                              Large Cap Value Fund
                                   Value Fund
                              Small Cap Value Fund
                               Equity Income Fund
                                Equity Index Fund
                                Real Estate Fund

                                  JULY 30, 1999


          THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS' PROSPECTUSES, DATED JULY 30, 1999, BUT IS NOT A PROSPECTUS. THE
      STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE
         CONTACT US AT THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER
                                         OR VISIT AMERICAN CENTURY'S WEB SITE AT
                                                        WWW.AMERICANCENTURY.COM.


             THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,
      WHICH ARE DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE
                  FUNDS' ANNUAL OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                                                                  Distributed by
                                                         Funds Distributor, Inc.



                      STATEMENT OF ADDITIONAL INFORMATION


                                 July 30, 1999


 TABLE OF CONTENTS


The Funds' History ..........................................................  2
Fund Investment Guidelines ..................................................  2
Detailed Information about the Funds ........................................  3
    Investment Strategies and Risks .........................................  3
    Investment Policies ..................................................... 12
    Portfolio Turnover ...................................................... 14
    S&P 500 Index ........................................................... 14
Management .................................................................. 15
    The Board of Directors .................................................. 15
    Officers ................................................................ 17
The Funds' Principal Shareholders ........................................... 19
Service Providers ........................................................... 19
    Investment Advisor ...................................................... 19
    Transfer Agent and Administrator ........................................ 21
    Distributor ............................................................. 21
Other Service Providers ..................................................... 22
    Custodian Banks ......................................................... 22
    Independent Auditors .................................................... 22
Brokerage Allocation ........................................................ 22
Information about Fund Shares ............................................... 23
    Multiple Class Structure ................................................ 23
    Buying and Selling Fund Shares .......................................... 25
    Valuation of a Fund's Securities ........................................ 25
Taxes ....................................................................... 26
    Federal Income Taxes .................................................... 26
    State and Local Taxes ................................................... 27
    Taxation of Certain Mortgage REITs ...................................... 27
How Fund Performance
Information Is Calculated ................................................... 27
    Performance Comparisons ................................................. 29
    Permissible Advertising Information ..................................... 29
    Multiple Class Performance Advertising .................................. 30
Financial Statements ........................................................ 30
Explanation of Fixed-Income
Securities Ratings .......................................................... 30



     Statement of Additional Information


 THE FUNDS' HISTORY

     American Century Capital Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 14, 1993. The corporation was known as Twentieth Century Capital Portfolios, Inc. until January 1997. Throughout this Statement of Additional Information we refer to American Century Capital Portfolios, Inc. as the corporation.

     Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.


FUND                    INVESTOR CLASS                     ADVISOR CLASS              INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------
                 Ticker Symbol   Inception Date   Ticker Symbol  Inception Date   Ticker Symbol  Inception Date
----------------------------------------------------------------------------------------------------------------
Large Cap Value      N/A           07/30/99           N/A            07/30/99         N/A           07/30/99
Value               TWVLX          09/01/93          TWADX           10/02/96        AVLIX          07/31/97
Small Cap Value     ASVIX          07/31/98           N/A               N/A           N/A           10/26/98
Equity Income       TWEIX          08/01/94          TWEAX           03/07/97         N/A           07/08/98
Equity Index        ACQIX          02/26/99           N/A               N/A           N/A           02/26/99
Real Estate Fund    REACX          09/21/95           N/A            10/06/98         REAIX         06/16/97


FUND INVESTMENT GUIDELINES


    This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 3. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

    Large Cap Value, Value, Small Cap Value and Equity Income are each a diversified, open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

    Equity Index and the Real Estate Fund are non-diversified, open-end investment companies as defined in the Investment Company Act. Non-diversified means that the proportion of the funds' assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act.

    It is intended that Equity Index will be diversified to the extent that the S&P 500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.


    To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

    In general, within the restrictions outlined here and in the funds' Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.


       Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund generally will consist of common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds'



2                                                 American Century Investments



management teams may invest the assets of each fund in varying amounts using other investment techniques, such as those reflected in the table below, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that are high-grade issues, in the opinion of the managers also may be purchased for defensive purposes.


    Income is a primary or secondary objective of the Large Cap Value, Value, Small Cap Value, Equity Income and Real Estate funds. As a result, a portion of the portfolio of each of these funds may consist of debt securities.


    So long as a sufficient number of acceptable securities are available, the managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

    The managers may use stock index futures and options as a way to expose the funds' cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See "Derivative Securities," page 6, and "Short-Term Securities" and "Futures and Options," page 9.


DETAILED INFORMATION ABOUT THE FUNDS

INVESTMENT STRATEGIES AND RISKS


    This section describes various investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult the table below.


EQUITY EQUIVALENTS


    In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.


    Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent

                                Large Cap    Value     Small Cap    Equity    Equity    Real Estate
                                  Value                  Value      Income    Index        Fund
---------------------------------------------------------------------------------------------------

Equity Equivalents                 x           x           x          x         x           x
Debt Securities                    x           x           x          x         x           x
Foreign Securities                35%         35%         35%        35%        x           --
Convertible Debt Securities        x           x           x          x         x           x
Short Sales                        x           x           x          x         x           x
Portfolio Lending               33 1/3%      33 1/3%     33 1/3%    33 1/3%   33 1/3%     33 1/3%
Derivative Securities              x           x           x          x         x           x
Investments in Companies with
   Limited Operating Histories     5%          5%          5%         5%        5%          5%
Other Investment Companies        10%         10%         10%        10%       10%         10%
Repurchase Agreements              x           x           x          x         x           x
When-Issued and Forward
   Commitment Agreements           x           x           x          x         x           x
Illiquid Securities               15%         15%         15%        15%       15%         15%
Restricted Securities              x           x           x          x         x           x
Short-Term Securities              x           x           x          x         x           x
Futures and Options                x           x           x          x         x           x
Forward Currency
Exchange Contracts                 x           x           x          x         x           x



Statement of Additional Information                                            3



investment quality as determined by the advisor. A fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. For a description of the S&P and Moody's ratings categories, see "Explanation of Fixed-Income Securities Ratings," page 30. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the "Foreign Securities" section, are an example of the type of derivative security in which a fund might invest.


DEBT SECURITIES

    Each of the funds may invest in debt securities. Large Cap Value, Value, Small Cap Value, Equity Income and Real Estate have the creation of income as a primary or secondary investment objective. As a result, these funds may invest in debt securities where the fund managers believe such securities represent an attractive investment for the funds. It is intended that these funds may invest in debt securities for income or as a defensive strategy when the managers believe adverse economic or market conditions exist.


    Equity Index invests in debt securities primarily for cash management purposes. The debt securities in which Equity Index invests generally consist of short-term securities.

    The value of the debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that comprise part of a fund's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, each fund may invest up to 5% of its assets in "high-yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

    "High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

    There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the fund. See "Explanation of Fixed-Income Securities Ratings," page 30.

    The funds will not necessarily dispose of high-yield securities if the aggregate value of such securities exceeds 5% of a fund's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the fund. Rather, the fund managers will cease purchasing any additional high-yield securities until the value of such securities is less than 5% of the fund's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the fund in meeting its investment objectives.

    In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.



4                                                   American Century Investments



    Notwithstanding the fact that the funds will invest primarily in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).


    To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

FOREIGN SECURITIES


    Large Cap Value, Value, Small Cap Value, Equity Income and Equity Index may invest in the securities of foreign issuers, including foreign governments and their agencies, when these securities meet their standards of selection. The advisor defines "foreign issuer" as a company whose principal trading market is outside the United States.

    The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts, depositary shares or similar instruments (collectively "depositary receipts") are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

    The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. Large Cap Value, Value, Small Cap Value and Equity Income will limit their purchase of foreign securities to those of issuers whose principal business activities are located in developed countries. The advisor considers "developed countries" to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.


    Investments in foreign securities may present certain risks, including:

    Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

    Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.


    Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.



     Statement of Additional Information                                       5


    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

    Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there may be a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

CONVERTIBLE DEBT SECURITIES

    A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.


    Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible
securities   typically   have  lower  ratings  than  similar  non-   convertible
securities.


SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

    In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

    A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING


    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total assets valued at market except (i) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.


DERIVATIVE SECURITIES


    To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally a derivative is a financial



6                                                    American Century Investment



arrangement, the value of which is based on or derived from a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).


    Some  derivatives,   such  as   mortgage-related   and  other   asset-backed
securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


    There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


    No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

    The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

    There  are  a  range  of  risks  associated  with  derivative   investments,
including:

*    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*    the risk that the counterparty will fail to perform its obligations.

    The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

INVESTMENT IN COMPANIES WITH LIMITED OPERATING HISTORIES

    The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining whether a particular issuer has a record of three years of continuous operation.

    Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

OTHER INVESTMENT COMPANIES

    Each of the funds may invest up to 10% of its total assets in other mutual funds, including those of the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other


Statement of Additional Information                                           7


shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

    No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.


    In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.


RESTRICTED AND ILLIQUID SECURITIES

    The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and



8                                                   American Century Investments



procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


    Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

    In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

    Examples of those securities include:


    * Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

    * Commercial Paper;

    * Certificates of Deposit and Euro Dollar  Certificates of Deposit;

    * Bankers' Acceptances;

    * Short-term notes, bonds, debentures or other debt instruments; and

    * Repurchase agreements.


    In addition, each fund may invest up to 5% of its total assets in any money market fund, including those advised by the advisor or, if applicable, the subadvisor.

FUTURES AND OPTIONS

    Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:


    * protect against a decline in market value of the fund's securities (taking a short futures position), or


    * protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

    * provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

    Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

    Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.


    For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.


    Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are


Statement of Additional Information                                            9


closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).


    Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.


Risks Related to Futures and Options Transactions

    Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

    A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

    A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


10                                                 American Century Investments


Options on Futures

    By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

    Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

    Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS


    Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See "Derivative Securities," page 6.

    The funds expect to use forward contracts under two circumstances:


    (1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

    (2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

    In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

    Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter


Statement of Additional Information                                           11


into such forward contracts when they determine that a fund's best interests may be served.

    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

INVESTMENT POLICIES


    Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


FUNDAMENTAL INVESTMENT POLICIES


    The funds are subject to the following investment restrictions that are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject            Policy
--------------------------------------------------------------------------------
Senior           Securities  A fund may not issue senior  securities,  except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing        A fund may not borrow money,  except for temporary or emergency purposes (not for  leveraging or  investment)  in an amount not exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending          A fund may not lend any  security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties,  except (i) through the purchase of debt
                 securities  in  accordance  with  its  investment   objectives,
                 policies  and  limitations,  or (ii) by engaging in  repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate      A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                 companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration    Large Cap Value, Value, Small Cap Value and Equity Income may
                 not concentrate their investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S.  government or any of its agencies or
                 instrumentalities).
--------------------------------------------------------------------------------
Underwriting     A fund may not act as an  underwriter  of securities  issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities      A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                 instruments, provided that this limitation shall not prohibit the fund from purchasing  or selling options and futures
                 contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control          A fund may not invest for purposes of  exercising  control over management.
--------------------------------------------------------------------------------



12                                                  American Century Investments



NONFUNDAMENTAL INVESTMENT POLICIES

  In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject              Policy
--------------------------------------------------------------------------------
Diversification      A fund may not purchase additional investment securities
                     at any time during which  outstanding  borrowings exceed 5%
                     of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity            A fund may not purchase any security or enter into a
                     repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not
                     entitling the holder to payment of principal and interest
                     within seven days and in securities that are illiquid by
                     virtue of legal or contractual restrictions on resale or
                     the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales          A fund may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and
                     amount to the securities sold short, and provided that
                     transactions in futures contracts and options are not
                     deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin               A fund may not  purchase  securities  on margin,  except to obtain such  short-term  credits as are  necessary  for the
                     clearance  of   transactions,   and  provided  that  margin
                     payments in connection  with futures  contracts and options
                     on  futures  contracts  shall  not  constitute   purchasing
                     securities on margin.
--------------------------------------------------------------------------------
Futures and Options  A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money
                     than it invested.
--------------------------------------------------------------------------------
Issuers with         A fund may invest up to 5% of its assets in the
Limited              securities of issuers with limited operating histories.
Operating Histories  An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.


The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.


    For purposes of the investment restriction relating to concentration, Large Cap Value, Value, Small Cap Value and Equity Income shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government; any state, territory or possession of the United States; the District of Columbia; or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) personal credit and business credit businesses will be considered separate industries.


    For purposes of determining industry groups in connection with this restriction, the SEC ordinarily


     Statement of Additional Information                                     13



uses the Standard Industry Classification codes developed by the U.S. Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The advisor believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.


PORTFOLIO TURNOVER


    The portfolio turnover rates of the funds (other than Large Cap Value) are shown in the Financial Highlights tables in the Prospectuses.

    The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the funds' rates of port-folio turnover may be substantial.

    The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objectives, the managers may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

    Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.


    Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

S&P 500 INDEX


    The Equity Index fund seeks to achieve a 95% or better correlation between its total return and the total return of the S&P 500 Index. Correlation is measured by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period.

    The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to American Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of American Century or the owners of the fund into consideration in determining, composing or calculating the S&P 500 the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.


    S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data


14                                                  American Century Investments



included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


    In the future, the fund may select a different index if such a standard of comparison is deemed to be more representative of the performance of the securities the fund seeks to match.

MANAGEMENT

THE BOARD OF DIRECTORS

    The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. Two-thirds of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.


    The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc.
(ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each director listed serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor.



Name (Age)                   Position(s) Held        Principal Occupation(s)
Address                      with Fund                During Past Five Years
----------------------------------------------------------------------------------------
James E. Stowers, Jr.* (75)  Director, Chairman      Chairman, Director and
4500 Main St.                of the Board            controlling shareholder, ACC
Kansas City, MO 64111                                Chairman and Director, ACIM, ACSC and
                                                     ACIS Father of James E. Stowers III
----------------------------------------------------------------------------------------
James E. Stowers III* (40)    Director               Director and Chief Executive Officer,
4500 Main St.                                        ACC, ACIM, ASCS and ACIS
Kansas City, MO 64111                                Son of James E. Stowers, Jr.
----------------------------------------------------------------------------------------
Thomas A. Brown (59)          Director               Director of Plains States Development,
4500 Main St.                                        Applied Industrial Technologies, Inc.,
Kansas City, MO 64111                                a corporation engaged in the sale of
                                                     bearings and power transmission products
----------------------------------------------------------------------------------------
Robert W. Doering, M.D. (66)  Director               Retired, formerly a general surgeon
4500 Main St.
Kansas City, MO 64111
---------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (54)    Director               Senior Vice President and Associate
4500 Main St.                                        Director, Midwest Research Institute
Kansas City, MO 64111
---------------------------------------------------------------------------------------
                                                       (continued on next page)



     Statement of Additional Information                                    15



Name (Age)                     Position(s) Held      Principal Occupation(s)
Address                        with Fund             During Past Five Years
---------------------------------------------------------------------------------------------
D.D. (Del) Hock (64)           Director               Retired, formerly Chairman, Public
4500 Main St.                                         Service Company of Colorado Director,
Kansas City, MO 64111                                 Service Tech, Inc., Hathaway
                                                      Corporation, and J.D. Edwards & Company
---------------------------------------------------------------------------------------------
Donald H. Pratt (61)           Director, Vice         Chairman and Director, Butler
4500 Main St.                  Chairman of the Board  Manufacturing Company
Kansas City, MO 64111
---------------------------------------------------------------------------------------------
Lloyd T. Silver, Jr. (71)      Director               President, LSC, Inc., manufacturer's
4500 Main St.                                         representative
Kansas City, MO 64111
---------------------------------------------------------------------------------------------
M. Jeannine Strandjord (53)    Director               Senior Vice President, Finance, Sprint
4500 Main St.                                         Corporation; Director, DST Systems, Inc.
Kansas City, MO 64111
---------------------------------------------------------------------------------------------


COMMITTEES


  The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee       Members                 Function of Committee
--------------------------------------------------------------------------------
Executive       James E. Stowers, Jr.   The Executive Committee performs the
                James E. Stowers III    functions of the Board of
                Donald H. Pratt         Directors between Board meetings, subject
                                        to the  limitations on its power set out
                                        in the Maryland General Corporation Law,
                                        and except for  matters  required by the
                                        Investment  Company Act to be acted upon
                                        by the whole Board.
--------------------------------------------------------------------------------
Compliance      Thomas A. Brown         The Compliance Committee reviews the
                Donald H. Pratt         results of the funds' compliance
                Lloyd T. Silver, Jr.    testing program, reviews quarterly reports
                Andrea C. Hall, Ph.D.   from the advisor to the Board  regarding
                                        various compliance matters, and monitors
                                        the implementation of the funds' Code of
                                        Ethics,    including   any    violations
                                        thereof.
--------------------------------------------------------------------------------
Audit           M. Jeannine Strandjord  The Audit Committee recommends the
                Robert W. Doering, M.D. engagement of the funds' independent
                D.D. (Del) Hock         auditors and oversees its activities.
                                        The committee  receives reports from the
                                        advisor's   Internal  Audit  Department,
                                        which is  accountable  to the committee.
                                        The committee  also  receives  reporting
                                        about compliance  matters  affecting the
                                        funds.
--------------------------------------------------------------------------------
Nominating      Donald H. Pratt         The Nominating Committee primarily considers
                D.D. (Del) Hock         and recommends individuals for nomination
                James E. Stowers III    as directors. The names of potential
                                        director candidates are drawn from a
                                        numb of sources, including
                                        recommendations from Board members,
                                        management and shareholders. This
                                        committee also reviews and makes
                                        recommendations to the Board with
                                        respect to the composition of Board
                                        committees and other Board-related
                                        matters, including its organization,
                                        size, composition, responsibilities,
                                        functions and compensation.
--------------------------------------------------------------------------------



16                                                  American Century Investments


COMPENSATION OF DIRECTORS

    The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

    The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by this Board to each director who is not an interested person as defined in the Investment Company Act.


Aggregate Director Compensation for Fiscal Year Ended March 31, 1999
--------------------------------------------------------------------------------
                                                              Total
                                    Total                Compensation
                                Compensation               from the
                                   from the             American Century
Name of Director                   Funds (1)          Family of Funds( (2))
--------------------------------------------------------------------------------
Thomas A. Brown                    $2,925                  $54,166
Robert W. Doering, M.D.             2,810                   52,166
Andrea C. Hall, Ph.D.               2,818                   52,166
D.D. (Del) Hock                     2,842                   52,666
Donald H. Pratt                     2,927                   54,166
Lloyd T. Silver, Jr.                2,913                   52,166
M. Jeannine Strandjord              2,923                   54,166

(1) Includes compensation paid to the directors during the fiscal year ended March 31, 1999, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $579; Dr. Hall, $1,245; Mr. Hock, $2,492; Mr. Pratt, $858; Mr. Silver, $1,676; and Ms.
Strandjord, $2,404.


(2 )Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.

    The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

    All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

    No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

    The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

    No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 1999.

OFFICERS


    Background information for the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; ACC; ACC's subsidiaries (including ACIM and ACSC); or the funds' distributor
(FDI).



     Statement of Additional Information                                     17



Name (Age)                 Positions Held with    Principal Occupation(s)
Address                    Fund                   During Past Five Years
------------------------------------------------------------------------------------------------
George A. Rio (44)         President              Executive Vice President and Director of
60 State St.                                      Client Services, FDI
Boston, MA 02109                                  (March 1998 to present) Senior Vice President
                                                  and Senior Key Account Manager, Putnam Mutual
                                                  Funds (June 1995 to March 1998) Director Business
                                                  Development, First Data Corporation (May 1994 to
                                                  June 1995)  Senior Vice President and Manager of
                                                  Client Services and Director of Internal Audit,
                                                  The Boston Company, Inc. (September 1983 to May 1994)
------------------------------------------------------------------------------------------------
Christopher J. Kelley (34)  Vice President        Vice President and Associate General Counsel, FDI
60 State St.                                      (July 1996 to present) Assistant Counsel,
Boston, MA 02109                                  Forum Financial Group (April 1994 to July 1996)
                                                  Compliance Officer, Putnam Investments
                                                  (1992 to April 1994)
------------------------------------------------------------------------------------------------
Mary A. Nelson (35)         Vice President        Vice President and Manager of Treasury
60 State St.                                      Services and Administration, FDI (1994 to present)
Boston, MA 02109                                  Assistant Vice President and Client Manager,
                                                  The Boston Company, Inc. (1989 to 1994)
------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (43)   Vice President        Senior Vice President, Treasurer
4500 Main St.                                     and Principal Accounting
Kansas City, MO 64111                             and Treasurer Officer, ACSC
------------------------------------------------------------------------------------------------
David C. Tucker (41)        Vice President        Senior Vice President and General Counsel, ACSC
4500 Main St.                                     and ACIM (June 1998 to present) General Counsel,
Kansas City, MO 64111                             ACC (June 1998 to present) Consultant to mutual
                                                  fund industry (May 1997 to April 1998) Vice
                                                  President and General Counsel, Janus Companies
                                                  (1990 to 1997)
------------------------------------------------------------------------------------------------
Paul J. Carrigan, Jr. (49)  Secretary             Secretary, ACC (December 1998 to present)
4500 Main St.                                     Director of Legal Operations, ACSC
Kansas City, MO 64111                             (February 1996 to present)
                                                  Board Communications Manager, The Benham
                                                  Company (April 1994 to January 1996)
                                                  Legal Coordinator, State of California
                                                  Health & Welfare Agency (February 1992 to March 1994)
-----------------------------------------------------------------------------------------------
Merele A. May (36)          Controller            Vice President, Controller-Fund Accounting, ACSC
4500 Main St.
Kansas City, MO 64111
-----------------------------------------------------------------------------------------------
Jon Zindel (32)             Tax Officer           Vice President and Director of Taxation,
4500 Main St.                                     ACSC (1996 to present)
Kansas City, MO 64111                             Tax Manager, Price Waterhouse LLP (1989 to 1996)


----------------------------------------------------------------------------------------------


18                                                 American Century Investments



THE FUNDS' PRINCIPAL SHAREHOLDERS

    As of July 1, 1999, the following companies were the record owners of more than 5% of a fund's outstanding shares:


                              Shareholder and Percentage
Fund                          of Shares Outstanding
-------------------------------------------------------------------------------
Value                         Charles Schwab & Company
                              San Francisco, CA -- 6.9%
-------------------------------------------------------------------------------
Small Cap Value               UMB Bank NA as Trustee for
                              American Century Services Corporation
                              Kansas City, MO - 6.4%

                              North Carolina Engineering Foundation
                              Raleigh, NC - 6.2%
-------------------------------------------------------------------------------
Equity Income                 Charles Schwab & Company
                              San Francisco, CA -- 9.6%
-------------------------------------------------------------------------------
Equity Index                  UMB Bank NA as Trustee
                              for Anderson Corporation
                              Kansas City, MO - 10.3%

                              Chase Manhattan Bank as Trustee
                              for Robert Bosch Corporation
                              New York, NY - 9.9%

                              Chase Manhattan Bank as Trustee
                              for Arch Coal Inc.
                              New York, NY - 6.5%

                              Chase Manhattan Bank as Trustee
                              for Huntsman Corporation
                              New York, NY - 5.7%
-------------------------------------------------------------------------------
Real Estate                   Charles Schwab & Company
                              San Francisco, CA -- 33.7%
-------------------------------------------------------------------------------


    The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of July 1, 1999, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.



 SERVICE PROVIDERS

    The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.


    ACIM and ACSC are both wholly owned by ACC. James E. Stowers, Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.


INVESTMENT ADVISOR


    A description of the responsibilities of the advisor appears in the Prospectus under the heading "Management."


    For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the funds as follows:

Fund                     Class             Percentage of Net Assets
-------------------------------------------------------------------------------


Large Cap Value          Investor          0.90% of first $1 billion
                                           0.80% of the next $4 billion
                                           0.70% over $5 billion
                         Institutional     0.70% of first $1 billion
                                           0.60% of the next $4 billion
                                           0.50% over $5 billion
                         Advisor           0.65% of first $1 billion
                                           0.55% of the next $4 billion
                                           0.45% over $5 billion
-------------------------------------------------------------------------------
Value                    Investor          1.00%
                         Institutional     0.80%
                         Advisor           0.75%
-------------------------------------------------------------------------------
Small Cap Value          Investor          1.25%
                         Institutional     1.05%
                         Advisor           1.00%
-------------------------------------------------------------------------------
Equity Income            Investor          1.00%
                         Institutional     0.80%
                         Advisor           0.75%
-------------------------------------------------------------------------------
Equity Index             Investor          0.49%
                         Institutional     0.29%
-------------------------------------------------------------------------------
Real Estate              Investor          1.20%
                         Institutional     1.00%
                         Advisor           0.95%
-------------------------------------------------------------------------------



  Statement of Additional Information                                       19



    On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved, at least annually, by (1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.


    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

    Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.


    The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

    Unified management fees incurred by each fund by class for the fiscal periods ended March 31, 1999, 1998, and 1997, are indicated in the following table.



20                                              American Century Investments


UNIFIED MANAGEMENT FEES


Fund                      1999                   1998                  1997
--------------------------------------------------------------------------------
VALUE
Investor               $21,943,111           $22,462,663            $12,940,373
Institutional            88,534               12,733 (1)                N/A
Advisor                 394,296               303,110                106,780 (2)
--------------------------------------------------------------------------------
SMALL CAP VALUE
Investor                71,636                 N/A                     N/A
Institutional            4,618                 N/A                     N/A
Advisor                  N/A                   N/A                     N/A
--------------------------------------------------------------------------------
EQUITY INCOME
Investor                3,171,000            2,719,021              1,579,948
Institutional             810                  N/A                     N/A
Advisor                  34,006               3,083                   9 (3)
--------------------------------------------------------------------------------
EQUITY INDEX
Investor                 4,659                 N/A                    N/A
Institutional           68,622                 N/A                    N/A
--------------------------------------------------------------------------------
REAL ESTATE
Investor                1,475,686            527,319 (4)             247,066 (5)
Institutional            224,102              54,963 (6)              48,843 (7)
Advisor                   673                  N/A                    N/A
--------------------------------------------------------------------------------


(1) For the period July 31, 1997 (inception) through March 31, 1997.

(2) For the period October 2, 1996 (inception) through March 31, 1997.

(3) For the period March 7, 1997 (inception) through March 31, 1997.


(4) For the five months ended March 31, 1998. Does not include $25,548 of fees, the payment of which was voluntarily waived by the advisor.

(5) For the 12 months ended October 31, 1997.

(6) For the five months ended March 31, 1998. Does not include $3,001 of fees, the payment of which was voluntarily waived by the advisor.


(7) For the period June 16, 1997 (inception) through October 31, 1997.

Other Advisory Relationships


    In addition to managing the funds, the advisor also serves as an investment advisor to seven institutional accounts and to the following registered investment companies:


    American Century Mutual Funds, Inc.
    American Century World Mutual Funds, Inc.
    American Century Premium Reserves, Inc.
    American Century Variable Portfolios, Inc.
    American Century Strategic Asset Allocations, Inc.
    American Century Municipal Trust
    American Century Government Income Trust
    American Century Investment Trust
    American Century Target Maturities Trust
    American Century Quantitative Equity Funds
    American Century International Bond Funds
    American Century California Tax-Free and Municipal Funds

TRANSFER AGENT AND ADMINISTRATOR


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays ACSC for such services.


    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

    Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the advisor out of its unified fee.

DISTRIBUTOR

    The funds' shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


    The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.



     Statement of Additional Information                                      21


OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS


    Deloitte & Touche LLP is the independent auditor of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditor of the funds, Deloitte & Touche provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for each fund.


BROKERAGE ALLOCATION

    Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Equity Index and the Real Estate Fund, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the applicable investment subadvisory agreement.


    The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, its influence in selecting brokers varies from none to very substantial. The advisor or the subadvisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.


    In the fiscal periods March 31, 1999, 1998 and 1997, the brokerage commissions of each fund were as follows:


Fund                 1999                   1998                  1997
------------------------------------------------------------------------------
Value              $8,037,803             $8,771,789            $4,841,179
------------------------------------------------------------------------------
Small
Cap
Value                  43,018                N/A                   N/A
------------------------------------------------------------------------------
Equity
Income              1,184,393                812,420               537,710
------------------------------------------------------------------------------
Equity
Index                   1,677                 N/A                   N/A
------------------------------------------------------------------------------
Real Estate            444,518               164,977 (1)           140,226 (2)
------------------------------------------------------------------------------


(1) For the five months ended March 31, 1998.


(2) For the 12 months ended October 31, 1997.


    The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often


22                                                  American Century Investments


enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

================================================================================

INFORMATION ABOUT FUND SHARES


    Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See "Multiple Class Structure" which follows. Additional funds and classes may be added without a shareholder vote.


    Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.


    The assets belonging to each series or class of shares are held separately by the custodian, and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Your rights as a shareholder are the same for all series or classes of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.


    In  the  event  of  complete   liquidation  or  dissolution  of  the  funds,
shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

    Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

    The corporation's Board of Directors has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.


    The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on page 25). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.


RULE 12B-1

    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan). The Plan is described below.

    In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the


Statement of Additional Information                                           23


continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).


MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    As described in the Prospectuses, the funds' Advisor Class of shares also is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

    Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.


    To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services.

    Payments may be made for a variety of shareholder services, including, but are not limited to (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (j) providing other similar administrative and sub-transfer agency services. Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, distributor; (d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders; (e) the



24                                                 American Century Investments



preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options;
(j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.


BUYING AND SELLING FUND SHARES


    Information about buying, selling and exchanging fund shares is contained in Your Guide to American Century Services. The guide is available to investors without charge and may be obtained by calling us.


VALUATION OF A FUND'S SECURITIES

    Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time on each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

    Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.


    The portfolio securities of the funds, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Statement of Additional Information                                           25



    Trading of these securities in foreign markets may not take place on every exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.


TAXES


FEDERAL INCOME TAXES


    Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days.

    Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex- dividend date for the shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS.



26                                                  American Century Investments


    You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.


    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and shareholders generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


STATE AND LOCAL TAXES

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS


    The funds may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if these shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.


HOW FUND PERFORMANCE INFORMATION IS CALCULATED

    The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

    Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.


    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average


Statement of Additional Information                                          27


annual   total   returns  are  a  convenient   means  of  comparing   investment
alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

  The following tables set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended March 31, 1999, the last day of the funds' most recent fiscal year.

  As a new fund, performance information for Large Cap Value is not available as of the date of this Statement of Additional Information.

AVERAGE ANNUAL TOTAL RETURNS--INVESTOR CLASS


Fund                  1 year        5 years     10 years       From Inception
------------------------------------------------------------------------------
Value                 -9.88%        17.29%         N/A               15.54%
Small Cap Value          N/A          N/A          N/A               -4.24%
Equity Income         -0.44%          N/A          N/A               18.63%
Equity Index             N/A          N/A          N/A                4.00%
Real Estate          -21.04%          N/A          N/A               11.16%
------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS--INSTITUTIIONAL CLASS


Fund                 1 year          5 years     10 years       From Inception
------------------------------------------------------------------------------
Value                -9.52%          N/A          N/A                3.55%
Small Cap Value         N/A          N/A          N/A               -0.60%
Equity Income           N/A          N/A          N/A                1.60%
Equity Index            N/A          N/A          N/A                4.00%
Real Estate         -20.77%          N/A          N/A               -4.08%
------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS--ADVISOR CLASS


Fund                 1 year          5 years     10 years       From Inception
------------------------------------------------------------------------------
Value               -10.09%          N/A          N/A               13.01%
Equity Income        -0.75%          N/A          N/A               14.69%
Real Estate             N/A          N/A          N/A                2.25%
------------------------------------------------------------------------------



  In addition to average annual total returns, each fund may quote unaveraged or cumulative totalreturns reflecting the simple change in value of aninvestment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.



28                                                  American Century Investments



  The funds also may elect to advertise cumulative total return, computed as described above. The following table shows the cumulative total return of the funds by class since their respective dates of inception (as noted) through March 31, 1999.



Fund                   Class                    Cumulative Total Return since Inception    Date of Inception
------------------------------------------------------------------------------------------------------------
Value                  Investor                 123.82%                                    09/01/93
                       Institutional              5.99%                                    07/31/97
                       Advisor                   35.65%                                    10/02/96
------------------------------------------------------------------------------------------------------------
Small Cap Value        Investor                  -4.24%                                    07/31/98
                       Institutional             -0.60%                                    10/26/98
------------------------------------------------------------------------------------------------------------
Equity Income          Investor                 121.82%                                    08/01/94
                       Institutional              1.60%                                    07/08/98
                       Advisor                   32.73%                                    03/07/97
------------------------------------------------------------------------------------------------------------
Equity Index           Investor                   4.00%                                    02/26/99
                       Institutional              4.00%                                    02/26/99
------------------------------------------------------------------------------------------------------------
Real Estate            Investor                  45.18%                                    09/21/95
                       Institutional             -7.18%                                    06/16/97
                       Advisor                    2.25%                                    10/06/98
------------------------------------------------------------------------------------------------------------


PERFORMANCE COMPARISONS


    The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.


PERMISSIBLE ADVERTISING INFORMATION

    From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles


Statement of Additional Information                                           29



(such as the effects of compounding and the benefits of dollar-cost  averaging);
(2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;
(8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as
hypothetical   compounding  examples,  which  describe  hypothetical  investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.


MULTIPLE CLASS PERFORMANCE ADVERTISING


    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class, and for periods after the first full quarter after inception, actual performance of the new class will be used.


FINANCIAL STATEMENTS


    The financial statements of the funds (other than Large Cap Value) are included in the annual reports to shareholders for the fiscal year ended March 31, 1999. Each annual report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone numbers shown on the back cover of this Statement of Additional Information.


EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

    As described in the Prospectuses, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.


30                                                 American Century Investments



BOND RATINGS

S&P   Moody's   Description
--------------------------------------------------------------------------------
AAA   Aaa       These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA    Aa        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It
                differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A     A         Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the
                adverse effects of changes in circumstances and economic
                conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB   Baa       Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally
                exhibits adequate protection parameters, adverse economic
                conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------
BB    Ba        Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------
B     B         Debt rated B has a greater vulnerability to default but
                currently has the capacity to meet interest payments and
                principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC   Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,
                financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC    Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating
--------------------------------------------------------------------------------
C     C         The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI    -         The rating CI is reserved for income bonds on which no interest is being paid.
--------------------------------------------------------------------------------
D     D         Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------



Statement of Additional Information                                           31


  To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS

S&P             Moody's         Description
--------------------------------------------------------------------------------
A-1             Prime-1         This indicates that the degree of safety
                                regarding timely payment is strong.
                (P-1)           Standard & Poor's rates those issues determined
                                to possess extremely strong safety
                                characteristics as A-1+.
--------------------------------------------------------------------------------
A-2             Prime-2         Capacity for timely payment on commercial paper
                                is satisfactory, but the relative degree of
                (P-2)           safety is not as high as for issues designated
                                A-1. Earnings trends and coverage ratios, while
                                sound, will be more subject to variation.
                                Capitalization characteristics, while still
                                appropriated, may be more affected by external
                                conditions. Ample alternate liquidity is
                                maintained.
--------------------------------------------------------------------------------
A-3             Prime-3         Satisfactory capacity for timely repayment.
                                Issues that carry this rating are somewhat
                (P-3)           more vulnerable to the adverse changes in
                                circumstances than obligations carrying the
                                higher designations.
--------------------------------------------------------------------------------



NOTE RATINGS

S&P             Moody's         Description
--------------------------------------------------------------------------------
SP-1            MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                                protection from established cash flows of funds
                                for their servicing or from established and
                                broad-based access to the market for
                                refinancing, or both.
--------------------------------------------------------------------------------
SP-2            MIG-2; VMIG-2   Notes are of high quality, with margins of
                                protection ample, although not so large as in
                                the preceding group.
--------------------------------------------------------------------------------
SP-3            MIG-3; VMIG-3   Notes are of favorable quality, with all
                                security elements accounted for, but lacking the
                                undeniable strength of the preceding grades.
                                Market access for refinancing, in particular,
                                is likely to be less well-established.
--------------------------------------------------------------------------------
SP-4            MIG-4; VMIG-4   Notes are of adequate quality, carrying
                                specific risk but having protection and not
                                distinctly or predominantly speculative.
--------------------------------------------------------------------------------



32                                                  American Century Investments


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

    These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

    You can receive free copies of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

    If you own or are considering purchasing fund shares through

     * an employer-sponsored retirement plan
     * a bank
     * a broker-dealer
     * an insurance company
     * another financial intermediary

you can receive the annual and semiannual reports directly from them.

    You also can get information about the funds from the Security and Exchange Commission (SEC).

* In person            SEC Public Reference Room
                       Washington, D.C. Call 1-800-SEC-0330 for location and hours.

* On the Internet      www.sec.gov

* By mail              SEC Public Reference Section
                       Washington, D.C.
                       20549-6009 (The SEC will charge a fee for copying the documents.)


Investment Company Act File No. 811-7820


--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353



SH-SAI-16644   9907

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

ITEM 23   Exhibits  (all  exhibits not filed herewith are being  incorporated herein by reference).

          (a) (1) Articles of Incorporation of Twentieth Century Capital Portfolios, Inc., dated June 11, 1993 (filed electronically as
               Exhibit 1a to Post-Effective Amendment No. 5 to the Registration Statement on July 31, 1996, File No. 33-64872).

               (2) Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated March 11, 1996 (filed electronically as
               Exhibit 1b to Post-Effective Amendment No. 5 to the Registration Statement on July 31, 1996, File No. 33-64872).

               (3) Articles Supplementary of Twentieth Century Capital Portfolios, Inc. dated September 9, 1996 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 15 to the Registration Statement on May 14, 1999, File No. 33-64872).

               (4) Articles of Amendment of Twentieth Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as Exhibit b1c to Post-Effective Amendment No. 7 to the Registration Statement on March 3, 1997, File No. 33-64872).

               (5) Articles Supplementary of American Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as Exhibit b1d to Post-Effective Amendment No. 7 to the Registration Statement on March 3, 1997, File No. 33-64872).

               (6) Articles Supplementary of American Century Capital Portfolios, Inc. dated April 30, 1997 (filed electronically as Exhibit b1e to Post-Effective Amendment No. 8 to the Registration Statement on May 21, 1997, File No. 33-64872).

               (7) Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc. dated May 15, 1997 (filed electronically as Exhibit b1f to Post-Effective Amendment No. 8 to the Registration Statement on May 21, 1997, File No. 33-64872).

               (8) Articles of Merger merging RREEF Securities Fund, Inc. with and into American Century Capital Portfolios, Inc. dated June 13, 1997 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 15 to the Registration Statement on May 14, 1999, File No. 33-64872).

               (9) Articles Supplementary of American Century Capital Portfolios, Inc. dated December 18, 1997 (filed electronically as Exhibit b1g to Post-Effective Amendment No. 9 to the Registration Statement on February 17, 1998, File No. 33-64872).

               (10) Articles Supplementary of American Century Capital Portfolios, Inc. dated June 1, 1998 (filed electronically as Exhibit b1h to Post-Effective Amendment No. 11 to the Registration Statement on June 26, 1998, File No. 33-64872).

               (11) Articles Supplementary of American Century Capital Portfolios, Inc. dated January 29, 1999 (filed electronically as Exhibit b1i to Post-Effective Amendment No. 14 to the Registration Statement on December 29, 1998, File No. 33-64872).

               (12) Articles Supplementary of American Century Capital Portfolios, Inc. dated February 16, 1999 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 15 to the Registration Statement on May 14, 1999, File No. 33-64872).

               (13)  Articles   Supplementary   of  American   Century   Capital
               Portfolios, Inc. is included herein.

          (b) (1) By-Laws of Twentieth Century Capital Portfolios, Inc. (filed electronically as Exhibit 2 to Post-Effective Amendment No. 5 to the Registration Statement on July 31, 1996, File No. 33-64872).

               (2) Amendment to By-Laws of American Century Capital Portfolios, Inc. (filed electronically as Exhibit b2b to Post-Effective Amendment No. 9 to the Registration Statement on February 17, 1998, File No. 33-64872).

          (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of Registrants Articles of Incorporation, appearing as Exhibit 1a to Post-Effective Amendment No. 5 on Form N-1A of the Registrant; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 33, 39, 40, 45 and
               46 of Registrants By-Laws appearing as Exhibit 2 to Post-Effective Amendment No. 5 on Form N-1A of the Registrant, and Sections 25, 30, and 31 of Registrants Amendment to By-Laws appearing as Exhibit 2b to Post-Effective Amendment No. 9 on Form N-1A of the Registrant.

          (d) (1) Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as Exhibit b5a to Post-Effective Amendment No. 9 to the Registration Statement on February 17, 1998, File No. 33-64872).

               (2) Subadvisory Agreement by and between American Century Capital Portfolios, Inc., American Century Investment Management, Inc. and RREEF America, L.L.C., dated January 27, 1998 (filed electronically as Exhibit b5b to Post-Effective Amendment No. 9 to the Registration Statement on February 17, 1998, File No. 33-64872).

               (3) Addendum to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc. dated July 30, 1998 (filed electronically as Exhibit b5c to Post-Effective Amendment No. 11 to the Registration Statement on June 26, 1998, File No. 33-64872).

               (4) Subadvisory Agreement between Barclays Global Fund Advisers and American Century Investment Management, Inc. dated January 29, 1999 (filed electronically as Exhibit b5d to Post-Effective Amendment No. 14 to the Registration Statement on December 29, 1998, File No. 33-64872).

               (5) Addendum to Management Agreement between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc. dated January 29, 1999 (filed electronically as Exhibit b5e to Post-Effective Amendment No. 14 to the Registration Statement on December 29, 1998, File No. 33-64872).

               (6) Addendum to Management  Agreement  between  American  Century
               Capital   Portfolios,   Inc.  and  American  Century   Investment
               Management, Inc. is included herein.

          (e) (1) Distribution Agreement between American Century Capital Portfolios, Inc. and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as Exhibit b6 to Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust on January 30, 1998, File No. 2-94608).

               (2) Amendment No. 1 to the Distribution Agreement between American Century Capital Portfolios, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as Exhibit b6b to Post-Effective Amendment No. 11 to the Registration Statement on June 26, 1998, File No. 33-64872).

               (3) Amendment No. 2 to the Distribution Agreement between American Century Capital Portfolios, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as Exhibit b6c to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc. on November 13, 1998, File No. 33-39242).

               (4) Amendment No. 3 to the Distribution Agreement between American Century Capital Portfolios, Inc. and Funds Distributor, Inc. dated January 29, 1999 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 24 of American Century Variable Portfolios, Inc. on January 15, 1999, File No. 33-14567).

               (5) Amendment No. 4 to the Distribution Agreement between American Century Capital Portfolios, Inc. and Funds Distributor, Inc. is included herein.

          (f)  Not applicable.

          (g) (1) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N.A. dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213).

               (2) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust on February 7, 1997, File No. 2-99222).

          (h) (1) Transfer Agency Agreement, dated as of August 1, 1993, by and between Twentieth Century Capital Portfolios, Inc. and Twentieth Century Services, Inc. (filed electronically as Exhibit 9 to Post-Effective Amendment No. 5 to the Registration Statement on July 31, 1996, File No. 33-64872).

               (2) Credit Agreement between American Century Funds and The Chase Manhattan Bank, as Administrative Agent dated as of December 18, 1998 (filed electronically as Exhibit h2 to Post-Effective Amendment No. 37 to the Registration Statement of American Century Government Income Trust on May 7, 1999, File No. 2-99222).

          (i)  Opinion and Consent of Counsel is included herein.

          (j)  (1) Consent of Deloitte & Touche LLP is included herein.

               (2) Power of Attorney dated February 19, 1999 (filed electronically as Exhibit j2 to Post-Effective Amendment No. 15 to the Registration Statement on May 14, 1999, File No. 33-64872).

          (k)  Not applicable.

          (m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as Exhibit b15a to Post-Effective Amendment No. 9 to the Registration Statement on February 17, 1998, File No. 33-64872).

               (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed electronically as Exhibit b15d to Post-Effective Amendment No. 77 to the Registration Statement of American Century Mutual Funds, Inc. on July 17, 1997, File No. 2-14213).

               (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213).

               (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement on June 26, 1998, File No. 33-64872).

               (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc. on November 13, 1998, File No. 33-39242).

               (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated February 16, 1999 (filed electronically as Exhibit m6 to Post-Effective Amendment No. 83 to the Registration Statement of American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213).

               (7) Amendment No. 6 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) is included herein.

               (8) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as Exhibit b15b to Post-Effective Amendment No. 9 to the Registration Statement on February 17, 1998, File No. 33-64872).

          (n) (1) Financial Data Schedule for Value Fund, Investor Class, is included herein.

               (2) Financial Data Schedule for Value Fund, Institutional Class, is included herein.

               (3) Financial Data Schedule for Value Fund, Advisor Class, is included herein.

               (4) Financial Data Schedule for Equity Income Fund, Investor Class, is included herein.

               (5) Financial Data Schedule for Equity Income Fund, Institutional Class, is included herein.

               (6) Financial Data Schedule for Equity Income Fund, Advisor Class, is included herein.

               (7) Financial Data Schedule for Real Estate Fund, Investor Class, is included herein.

               (8) Financial Data Schedule for Real Estate Fund, Institutional Class, is included herein.

               (9) Financial Data Schedule for Real Estate Fund, Advisor Class, is included herein.

               (10) Financial Data Schedule for is included Small Cap Value Fund, Investor Class, herein.

               (11) Financial Data Schedule for is included Small Cap Value Fund, Institutional Class, herein.

               (12) Financial Data Schedule for Equity Index Fund, Investor Class, is included herein.

               (13) Financial Data Schedule for Equity Index Fund, Institutional Class, is included herein.

               (14) Financial Data Schedule for is included Large Cap Value Fund herein.

          (o) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as Exhibit b18 to Post-Effective Amendment No. 9 to the Registration Statement on February 17, 1998, File No. 33-64872).

               (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as Exhibit b18b to Post-Effective Amendment No. 77 to the Registration Statement of American Century Mutual Funds, Inc. on July 17, 1997, File No. 2-14213).

               (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as Exhibit b18c to Post-Effective Amendment No. 78 to the Registration Statement of American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213).

               (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as Exhibit b18d to Post-Effective Amendment No. 11 to the Registration Statement on June 26, 1998, 33-64872).

               (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as Exhibit b18e to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc. on November 13, 1998, File No. 33-39242).

               (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as Exhibit b18f to Post-Effective Amendment No. 14 to the Registration Statement on December 29, 1998, File No. 33-64872).

               (7) Amendment No. 6 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. is included herein.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25.  Indemnification.

          The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26.  Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27.  Principal Underwriters

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Kobrick Investment Trust
          Merrimac Series
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President,              none
                                     General Counsel, Chief
                                     Compliance Officer,
                                     Secretary and Clerk

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Gary S. MacDonald                    Senior Vice President               none

Judith K. Benson                     Senior Vice President               none

William J. Nutt                      Chairman and Director               none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c)  Not applicable.

ITEM 28.  Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29.  Management Services - Not applicable.

ITEM 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 16 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 29th day of July, 1999.

                                    American Century Capital Portfolios, Inc.
                                                 (Registrant)

                                    By:  /*/George A. Rio
                                         George A. Rio, President,
                                         Principal Executive and
                                         Principal Financial Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 16 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                           Date
*George A. Rio                     President, Principal Executive    July 29, 1999
-------------------------          and Principal Financial Officer
George A. Rio

*Maryanne Roepke                   Vice President and Treasurer      July 29, 1999
-------------------------
Maryanne Roepke

*James E. Stowers, Jr.             Director                          July 29, 1999
-------------------------
James E. Stowers, Jr.

*James E. Stowers III              Director                          July 29, 1999
-------------------------
James E. Stowers, III

*Thomas A. Brown                   Director                          July 29, 1999
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.           Director                          July 29, 1999
-------------------------
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.             Director                          July 29, 1999
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock                  Director                          July 29, 1999
-------------------------
D. D. (Del) Hock

*Donald H. Pratt                   Director                          July 29, 1999
-------------------------
Donald H. Pratt

*Lloyd T. Silver, Jr.              Director                          July 29, 1999
-------------------------
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord            Director                          July 29, 1999
-------------------------
M. Jeannine Strandjord


*By /s/David H. Reinmiller
    David H. Reinmiller
    Attorney-in-Fact